Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.9%

Security	Principal Amount (000's omitted)	Value
AASET Ltd., Series 2026-1A, Class B1, 6.572%, 7/16/51(1)	$10,930	$ 10,915,911
AASET MT-1 Ltd., Series 2025-3A, Class B, 5.732%, 2/16/50(1)	7,911	7,706,901
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 6.979%, (3 mo. SOFR + 3.25%), 10/20/38(1)(2)	5,000	5,024,655
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	551	564,254
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 6.70%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,009,580
Allegany Park CLO Ltd., Series 2019-1A, Class ERR, 10.129%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	830,903
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,179,120
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	14,000	13,859,075
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 10.569%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,099,316
Babson CLO Ltd.:
Series 2022-4A, Class D1R, 6.979%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	5,006,475
Series 2024-3A, Class E, 9.629%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,010,690
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 7.979%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,500,125
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.603%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	6,921,250
Series 2021-1A, Class ER, 9.003%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,853,208
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 6.479%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,959,731
Series 2021-16A, Class DR, 8.879%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,758,122
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 9.503%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,896,224
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.96%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	6,000	5,814,054
Barings CLO Ltd.:
Series 2023-2A, Class ER, 8.829%, (3 mo. SOFR + 5.10%), 10/20/38(1)(2)	3,000	2,962,332
Series 2025-1A, Class D2, 7.379%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	2,952,966
Series 2025-1A, Class E, 8.329%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	4,000	3,953,988
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.079%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,021,735
Security	Principal Amount (000's omitted)	Value
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.341%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	$2,000	$ 1,896,144
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 7.053%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	5,000	5,024,590
Battalion CLO XXX Ltd., Series 2025-30A, Class D1, 6.679%, (3 mo. SOFR + 2.95%), 1/20/39(1)(2)	4,000	4,008,220
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.703%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,256,966
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.56%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	5,000	5,015,065
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.803%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,004,926
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 6.45%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	1,990,138
Series 2018-16A, Class D2R2, 7.75%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,463,745
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DRR, 6.479%, (3 mo. SOFR + 2.75%), 4/20/35(1)(2)	2,000	2,002,414
Series 2020-22A, Class ERR, 8.629%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	1,980,204
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D1RR, 6.343%, (3 mo. SOFR + 2.70%), 4/25/39(1)(2)	6,500	6,499,291
Birch Grove CLO 14 Ltd., Series 2025-14A, Class D1R, 6.383%, (3 mo. SOFR + 2.65%), 7/22/39(1)(2)	5,000	5,006,915
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 7.979%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,491,336
BlueMountain CLO Ltd.:
Series 2015-3A, Class DR, 9.391%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,299,580
Series 2016-3A, Class ER, 9.863%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	776,483
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.453%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,884,962
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.279%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	937,184
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,785,223
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	960,963
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	1,445	1,320,788
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.553%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	5,250	5,110,439

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd.: (continued)
Series 2023-20A, Class DR, 7.153%, (3 mo. SOFR + 3.40%), 4/15/38(1)(2)	$5,000	$ 4,914,965
Series 2023-21A, Class D1R, 6.479%, (3 mo. SOFR + 2.75%), 10/18/38(1)(2)	3,000	2,915,085
Series 2023-21A, Class ER, 8.979%, (3 mo. SOFR + 5.25%), 10/18/38(1)(2)	3,000	2,919,468
Series 2024-22A, Class DR, 6.56%, (3 mo. SOFR + 2.75%), 3/31/39(1)(2)	6,000	5,986,902
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	12,400	12,582,225
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	10,000	9,952,832
Series 2025-2A, Class M, 8.72%, 11/20/55(1)	17,500	17,283,222
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 9.85%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,569,288
Series 2016-2A, Class ER, 9.60%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	716,796
Series 2022-1A, Class D, 6.993%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,870,801
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class ER3, 8.679%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	3,000	2,907,933
Series 2026-1A, Class E, 8.926%, (3 mo. SOFR + 5.25%), 4/25/39(1)(2)	3,250	3,273,225
Crown City CLO III, Series 2021-1A, Class C, 7.237%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	982,718
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 10.841%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	1,935,132
Dryden CLO Ltd., Series 2018-55A, Class E, 9.415%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	993,320
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.253%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	1,942,208
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.979%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	3,000	3,026,688
Elmwood CLO 14 Ltd., Series 2022-1A, Class DR, 6.629%, (3 mo. SOFR + 2.90%), 10/20/38(1)(2)	2,000	2,006,740
Elmwood CLO 16 Ltd., Series 2022-3A, Class D1RR, 7.229%, (3 mo. SOFR + 3.50%), 4/20/37(1)(2)	2,000	2,010,610
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.579%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,005,979
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.00%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	2,010,786
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 6.829%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,297,911
Series 2020-3A, Class ERR, 9.629%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	983,629
Security	Principal Amount (000's omitted)	Value
FirstKey Homes Trust:
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	$37,071	$ 36,966,412
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	12,427,859
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	9,135,847
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	36,461,757
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 6.953%, (3 mo. SOFR + 3.20%), 7/15/38(1)(2)	2,300	2,263,368
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.279%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	1,995,900
Series 2024-33A, Class E, 10.379%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,202,303
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 9.629%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	3,000	2,963,262
GGAM Master Trust International Ltd., Series 2026-1A, Class Y, 9.317%, 9/30/60(1)	4,500	4,488,327
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,773	6,766,223
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.255%, 7/25/34(1)	5,000	4,864,075
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.129%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,949,328
Gracie Point International Funding LLC, Series 2025-1A, Class C, 6.382%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	750	750,660
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 7.605%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,436,867
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.003%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,503,980
Series 2024-2A, Class E, 10.653%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	975,258
Series 2024-3A, Class D1, 7.029%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,003,016
Highbridge Loan Management, Series 3A-2014, Class DR, 10.491%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,770	2,468,201
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,893	28,627,105
Series 2021-2, Class G, 4.505%, 12/17/26(1)	44,786	44,406,582
HTS Fund II LLC, Series 2025-1, Class B, 6.571%, 6/23/45(1)	1,150	1,148,737
KKR CLO 48 Ltd., Series 48-A, Class D1R, 6.625%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	4,000	4,005,572
KKR CLO 52 Ltd., Series 2023-52A, Class D1R, 6.893%, (3 mo. SOFR + 3.10%), 7/16/38(1)(2)	5,000	5,013,590

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.555%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	$78,929	$ 78,700,284
Series 2025-GT1, Class B, 7.255%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	13,071	13,079,225
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.653%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	2,906,418
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.353%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,000	1,703,008
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.903%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	1,999,980
Series 2019-22A, Class DRR, 6.653%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,504,316
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1R, 6.979%, (3 mo. SOFR + 3.25%), 4/20/35(1)(2)	2,500	2,458,650
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 8/25/26, 9/25/54(1)(3)	5,026	5,036,664
MidOcean Credit CLO XXII, Series 2026-22A, Class E, 8.629%, (3 mo. SOFR + 4.90%), 4/20/39(1)(2)	3,875	3,868,757
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	4,747	4,675,829
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D2R4, 7.945%, (3 mo. SOFR + 4.30%), 7/22/40(1)(2)	4,000	4,002,072
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 10.679%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	2,994,888
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.552%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,967,522
New Mountain CLO 3 Ltd.:
Series CLO-3A, Class D1R, 6.679%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	5,000	4,901,175
Series CLO-3A, Class ER, 9.079%, (3 mo. SOFR + 5.35%), 10/20/38(1)(2)	4,500	4,328,896
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 8.029%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,002,006
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 7.579%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	1,964,322
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	22,033	21,967,065
Oaktree CLO Ltd.:
Series 2019-4A, Class ERR, 10.265%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,351,440
Security	Principal Amount (000's omitted)	Value
Oaktree CLO Ltd.: (continued)
Series 2025-32A, Class D3, 8.003%, (3 mo. SOFR + 4.25%), 7/15/38(1)(2)	$3,000	$ 2,966,250
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.729%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	2,500	2,506,520
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.803%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	1,992,516
Orion CLO Ltd.:
Series 2023-1A, Class D1R, 6.71%, (3 mo. SOFR + 2.90%), 10/25/38(1)(2)	4,000	3,905,040
Series 2024-4A, Class E, 9.729%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	2,009,872
Series 2025-6A, Class E, 8.979%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	6,007,182
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	4,044,571
Palmer Square CLO Ltd.:
Series 2018-1A, Class CR, 7.629%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,447,120
Series 2021-2A, Class ER, 8.853%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	2,000	1,867,714
Series 2023-2A, Class ER, 10.129%, (3 mo. SOFR + 6.40%), 7/20/38(1)(2)	4,000	4,015,000
Progress Residential Trust:
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	961,303
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	17,650	17,019,274
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,492,865
RCO IX Mortgage LLC, Series 2026-2, Class A1, 5.765% to 5/25/27, 5/25/31(1)(3)	5,372	5,387,303
Regatta 31 Funding Ltd., Series 2025-1A, Class D, 8.71%, (3 mo. SOFR + 4.90%), 3/25/38(1)(2)	3,000	2,877,177
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,164,147
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(4)	4,500	4,192,133
RR 35 Ltd., Series 2024-35A, Class D, 9.103%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,523,632
RR 38 Ltd., Series 2025-38A, Class C2, 7.403%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	3,924,492
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(3)	20,541	20,494,447
Santander Bank Auto Credit-Linked Notes:
Series 2024-A, Class E, 7.762%, 6/15/32(1)	911	926,368
Series 2024-B, Class F, 8.881%, 1/18/33(1)	1,355	1,388,197
Serval PLC, Series 2026-1A, Class E, 7.00%, 1/20/76(1)(4)	3,747	5,028,074
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)	1,250	1,252,972

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Silver Point CLO 12 Ltd., Series 2025-12A, Class D1, 6.403%, (3 mo. SOFR + 2.65%), 10/15/38(1)(2)	$4,000	$ 3,896,196
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 6.925%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	5,000,745
Sixth Street CLO XX Ltd., Series 2021-20A, Class D1R, 6.70%, (3 mo. SOFR + 2.95%), 7/17/38(1)(2)	4,000	4,000,016
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 7.484%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,379,006
Slam Ltd., Series 2026-1A, Class A, 5.547%, 7/15/51(1)	4,463	4,435,788
STAR Trust:
Series 2021-SFR2, Class G, 7.191%, (1 mo. SOFR + 3.514%), 1/17/39(1)(2)	4,000	4,002,035
Series 2024-SFR4, Class C, 6.126%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,587,838
Series 2024-SFR4, Class D, 6.626%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,678,260
Series 2025-SFR5, Class D, 6.127%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,704,153
Series 2025-SFR5, Class E, 6.627%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,507,228
Series 2025-SFR6, Class C, 5.677%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	2,450	2,457,356
Series 2025-SFR6, Class D, 6.077%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	5,050	5,076,270
TCW CLO Ltd., Series 2024-3A, Class E, 10.329%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	1,874,648
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.275%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	2,956,503
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.617%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	2,750	2,763,514
Tricon Residential Trust, Series 2025-SFR1, Class D, 5.676%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	4,006,963
Truist Bank Auto Credit-Linked Notes:
Series 2025-1, Class C, 6.807%, 9/26/33(1)	3,123	3,114,472
Series 2026-1, Class C, 7.196%, 6/26/34(1)	2,960	2,959,461
U.S. Bank NA:
Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)	13,239	13,141,939
Series 2026-RVM1, Class F, 10.192%, 12/25/46(1)	6,178	6,174,195
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	4,857	4,869,689
VB-S1 Issuer LLC:
Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,862,869
Series 2026-1A, Class F, 6.843%, 3/15/56(1)	5,984	5,989,802
Security	Principal Amount (000's omitted)	Value
VINE Trust:
Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	$15,000	$ 14,379,205
Series 2024-SFR1, Class E1, 4.50%, 3/17/41(1)	5,000	4,743,731
Voya CLO Ltd.:
Series 2013-1A, Class DR, 10.495%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,868,445
Series 2018-2A, Class E, 9.265%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	941,396
Wellfleet CLO Ltd.:
Series 2019-1A, Class CRR, 6.529%, (3 mo. SOFR + 2.80%), 7/20/32(1)(2)	2,500	2,503,603
Series 2021-2A, Class E, 10.975%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	764,475
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)	5,953	5,771,573
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	6,000	6,004,046
Total Asset-Backed Securities (identified cost $893,019,239)		$ 895,650,989

Closed-End Funds — 0.1%

Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,044,168
PGIM Global High Yield Fund, Inc.	430,326	5,017,601
Western Asset High Income Opportunity Fund, Inc.	383,997	1,355,510
Total Closed-End Funds (identified cost $8,409,895)		$ 7,417,279

Collateralized Mortgage Obligations — 37.8%

Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.255%, 1/25/70(1)(4)	$1,440	$ 1,455,551
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(3)	11,050	11,091,162
BofA Lending Facility:
7.731%, (SOFR + 4.00%), 6/3/27(2)	9,291	9,273,280
7.981%, (SOFR + 4.25%), 5/14/27(2)	13,295	13,264,007
8.481%, (SOFR + 4.00%), 7/2/27(2)	11,748	11,742,819
Brean Asset-Backed Securities Trust:
Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(3)	3,397	3,393,615
Series 2023-SRM1, Class M4, 4.00%, 9/25/63(1)	8,731	7,351,053

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Brean Asset-Backed Securities Trust: (continued)
Series 2023-SRM1, Class M5, 4.00%, 9/25/63(1)	$8,620	$ 6,454,913
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(4)	9,300	8,882,663
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	2,302	2,261,156
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	8,450	8,506,438
CFMT LLC:
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(3)	5,770	5,431,259
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(3)	9,932	9,178,758
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(4)	1,250	1,221,481
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(4)	1,550	1,509,359
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(4)	8,500	8,221,658
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(4)	1,000	975,615
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(4)	3,750	3,654,969
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(4)	28,775	29,401,418
Series 2024-2, Class A, 7.997%, 11/25/59(1)(4)	23,764	24,417,381
Series 2024-3, Class A, 9.05%, 1/25/60(1)(4)	47,417	48,813,213
Series 2025-1, Class A, 8.324%, 4/25/60(1)(4)	55,506	57,300,492
Series 2025-2, Class A, 7.904%, 10/25/60(1)(4)	81,722	84,457,766
Series 2026-1, Class A, 8.913%, 9/25/61(1)	136,682	141,790,431
CHNGE Mortgage Trust, Series 2022-NQM1, Class M1, 5.82% to 8/25/26, 6/25/67(1)(3)	1,764	1,764,966
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(3)	9,000	9,079,091
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	14,976	14,521,518
FARM Mortgage Trust:
Series 2022-1, Class B, 2.959%, 1/25/52(1)(4)	2,251	1,687,186
Series 2023-1, Class B, 3.036%, 3/25/52(1)(4)	2,345	1,760,886
Series 2024-1, Class B, 5.05%, 10/1/53(1)(4)	2,974	2,593,035
Series 2025-1, Class B, 5.64%, 8/1/55(1)(4)	3,353	2,921,492
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	8	7,768
Series 4273, Class SP, 2.009%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	516	402,369
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(5)	4,319	1,703,497
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	$3,411	$ 1,383,046
Series 5152, Class ZP, 3.00%, 7/25/50	11,030	6,569,908
Series 5270, Class ZU, 6.00%, 11/25/52	3,960	4,040,065
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,174,034
Series 5324, Class MZ, 6.00%, 7/25/53	3,999	4,079,330
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,507,238
Series 5343, Class CS, 8.652%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(5)	4,957	4,877,264
Series 5353, Class AZ, 6.50%, 11/25/53	10,159	10,702,104
Series 5362, Class JB, 6.00%, 12/25/53	14,599	14,957,118
Series 5379, Class EZ, 5.50%, 2/25/54	9,176	9,036,296
Series 5381, Class Z, 5.50%, 2/25/54	15,467	14,982,385
Series 5391, Class EZ, 5.50%, 3/25/54	18,269	17,990,046
Series 5399, Class MZ, 6.00%, 4/25/54	5,257	5,370,019
Series 5402, Class BZ, 6.00%, 4/25/54	9,199	9,393,460
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,216,425
Series 5413, Class LZ, 6.00%, 5/25/54	4,577	4,669,832
Series 5413, Class MZ, 6.00%, 5/25/54	13,446	13,734,194
Series 5414, Class CZ, 5.50%, 5/25/54	37,102	36,858,575
Series 5428, Class Z, 6.00%, 7/25/54	16,628	16,978,361
Series 5429, Class DZ, 6.00%, 7/25/54	13,672	13,992,212
Series 5446, Class AZ, 6.00%, 8/25/54	24,101	24,651,126
Series 5453, Class DZ, 5.50%, 9/25/54	14,873	14,600,354
Series 5461, Class Z, 6.50%, 10/25/54	278	277,599
Series 5478, Class SG, 7.555%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	33,711	32,042,686
Series 5481, Class HZ, 5.50%, 12/25/54	9,415	9,171,771
Series 5489, Class S, 7.665%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	9,708	9,402,867
Series 5491, Class CZ, 5.50%, 1/25/55	14,492	14,188,527
Series 5493, Class KZ, 5.50%, 1/25/55	16,844	16,428,445
Series 5499, Class HZ, 5.50%, 2/25/55	8,049	7,842,869
Series 5499, Class MZ, 6.00%, 2/25/55	27,348	27,973,133
Series 5500, Class EZ, 5.50%, 1/25/54	13,496	13,331,112
Series 5500, Class SC, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	22,715	23,708,192
Series 5500, Class ZG, 5.50%, 10/25/54	20,794	20,295,042
Series 5502, Class DZ, 5.50%, 2/25/55	23,887	23,363,993
Series 5508, Class AS, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	22,396	23,479,639
Series 5508, Class DS, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	8,722	9,151,314
Series 5508, Class SC, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	23,608	24,595,961
Series 5510, Class GZ, 5.50%, 2/25/55	18,946	18,481,650
Series 5511, Class LT, 7.566%, (30-day SOFR Average + 3.95%), 3/25/55(2)	3,997	4,012,985

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5511, Class SQ, 8.936%, (23.40% - 30-day SOFR Average x 4.00), 3/25/55(5)	$13,929	$ 13,335,351
Series 5511, Class TE, 7.566%, (30-day SOFR Average + 3.95%), 3/25/55(2)	2,152	2,171,960
Series 5513, Class GZ, 5.50%, 6/25/54	43,122	42,307,081
Series 5513, Class MQ, 7.566%, (30-day SOFR Average + 3.95%), 6/25/54(2)	51,825	52,023,503
Series 5516, Class HZ, 6.00%, 3/25/55	27,212	27,886,524
Series 5516, Class MC, 6.916%, (30-day SOFR Average + 3.30%), 3/25/55(5)	6,585	6,704,405
Series 5517, Class NA, 7.566%, (30-day SOFR Average + 3.95%), 3/25/55(2)	5,416	5,535,356
Series 5522, Class AZ, 5.50%, 3/25/55	73,893	72,933,664
Series 5535, Class MB, 7.666%, (30-day SOFR Average + 4.05%), 5/25/55(2)	10,452	10,518,335
Series 5544, Class CZ, 6.00%, 5/25/55	53,616	54,787,621
Series 5545, Class DZ, 6.00%, 6/25/55	52,544	53,518,747
Series 5547, Class ME, 7.421%, (30-day SOFR Average + 3.805%), 6/25/55(2)	5,694	5,781,603
Series 5549, Class MB, 8.316%, (30-day SOFR Average + 4.70%), 2/25/55(2)	5,955	5,883,294
Series 5557, Class UM, 7.756%, (30-day SOFR Average + 4.14%), 6/25/55(2)	7,803	7,786,173
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	34,494	34,533,359
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	21,048	21,141,487
Series 5572, Class GZ, 6.00%, 9/25/55	10,158	10,340,614
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)	31,098	31,317,445
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	9,584	9,538,752
Series 5594, Class Z, 6.00%, 11/25/53	2,850	2,860,844
Series 5604, Class SQ, 10.637%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(5)	20,646	20,236,759
Series 5623, Class UZ, 6.00%, 8/25/55	2,073	1,992,797
Series 5644, Class SE, 9.291%, (22.55% - 30-day SOFR Average x 3.667), 4/25/56(5)	29,410	29,652,967
Series 5645, Class ZH, 6.00%, 11/25/53	10,544	10,291,704
Series 5648, Class CA, 6.00%, 2/25/55	4,380	4,320,994
Series 5659, Class SD, 8.618%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	16,168	16,413,463
Series 5660, Class SC, 8.618%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	23,227	23,633,809
Series 5662, Class SA, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	42,374	42,633,622
Series 5664, Class PS, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(5)	90,456	91,810,170
Series 5668, Class SC, 7.913%, (16.35% - 30-day SOFR Average x 2.333), 6/25/56(5)	16,850	16,990,516
Series 5669, Class SA, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(5)	21,709	21,834,498
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5671, Class ZC, 6.00%, 6/25/56	$13,082	$ 12,902,086
Series 5675, Class SA, 7.995%, (15.95% - 30-day SOFR Average x 2.20), 7/25/56(5)	14,519	14,637,204
Series 5677, Class ES, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 7/25/56(5)	35,288	35,632,381
Series 5677, Class S, 7.995%, (15.95% - 30-day SOFR Average x 2.20), 7/25/56(5)	20,630	20,821,333
Series 5677, Class Z, 6.00%, 9/25/55	10,127	9,816,291
Series 5681, Class SD, 7.995%, (15.95% - 30-day SOFR Average x 2.20), 7/25/56(5)	20,276	20,431,377
Interest Only:(6)
Series 380, Class C1, 3.00%, 1/25/50	24,392	4,302,161
Series 380, Class C5, 3.50%, 1/25/50	7,374	1,453,824
Series 2956, Class SL, 3.26%, (6.886% - 30-day SOFR Average), 6/15/32(5)	223	12,085
Series 3114, Class TS, 2.91%, (6.536% - 30-day SOFR Average), 9/15/30(5)	229	5,315
Series 3153, Class JI, 2.88%, (6.506% - 30-day SOFR Average), 5/15/36(5)	625	32,660
Series 4007, Class JI, 4.00%, 2/15/42	398	55,884
Series 4067, Class JI, 3.50%, 6/15/27	127	1,287
Series 4070, Class S, 2.36%, (5.986% - 30-day SOFR Average), 6/15/32(5)	2,502	100,809
Series 4095, Class HS, 2.36%, (5.986% - 30-day SOFR Average), 7/15/32(5)	291	6,094
Series 4109, Class ES, 2.41%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	7,085
Series 4109, Class SA, 2.46%, (6.086% - 30-day SOFR Average), 9/15/32(5)	1,147	49,000
Series 4149, Class S, 2.51%, (6.136% - 30-day SOFR Average), 1/15/33(5)	780	34,291
Series 4163, Class GS, 2.46%, (6.086% - 30-day SOFR Average), 11/15/32(5)	724	32,672
Series 4169, Class AS, 2.51%, (6.136% - 30-day SOFR Average), 2/15/33(5)	879	39,878
Series 4188, Class AI, 3.50%, 4/15/28	30	188
Series 4189, Class SQ, 2.41%, (6.036% - 30-day SOFR Average), 12/15/42(5)	395	33,170
Series 4203, Class QS, 2.51%, (6.136% - 30-day SOFR Average), 5/15/43(5)	884	47,961
Series 4332, Class IK, 4.00%, 4/15/44	375	64,014
Series 4343, Class PI, 4.00%, 5/15/44	986	176,698
Series 4381, Class SK, 2.41%, (6.036% - 30-day SOFR Average), 6/15/44(5)	1,040	69,320
Series 4388, Class MS, 2.36%, (5.986% - 30-day SOFR Average), 9/15/44(5)	1,032	86,764
Series 4408, Class IP, 3.50%, 4/15/44	1,489	166,272
Series 4497, Class CS, 2.46%, (6.086% - 30-day SOFR Average), 9/15/44(5)	474	9,610
Series 4507, Class MI, 3.50%, 8/15/44	202	4,333
Series 4507, Class SJ, 2.44%, (6.066% - 30-day SOFR Average), 9/15/45(5)	2,677	256,312

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4520, Class PI, 4.00%, 8/15/45	$5,590	$ 632,654
Series 4528, Class BS, 2.41%, (6.036% - 30-day SOFR Average), 7/15/45(5)	1,242	84,842
Series 4629, Class QI, 3.50%, 11/15/46	1,318	228,375
Series 4637, Class IP, 3.50%, 4/15/44	4	3
Series 4644, Class TI, 3.50%, 1/15/45	1,087	130,850
Series 4744, Class IO, 4.00%, 11/15/47	1,260	253,563
Series 4749, Class IL, 4.00%, 12/15/47	997	201,603
Series 4768, Class IO, 4.00%, 3/15/48	1,226	247,314
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(5)	15,241	262,571
Series 5070, Class CI, 2.00%, 2/25/51	32,879	4,242,756
Series 5156, Class IP, 3.00%, 12/25/49	15,837	2,443,324
Series 5236, Class TI, 3.00%, 1/25/51	57,922	9,841,869
Series 5293, Class CI, 2.50%, 4/25/51	23,061	3,597,189
Series 5648, Class SA, 1.184%, (4.80% - 30-day SOFR Average), 2/25/56(5)	113,868	3,209,770
Series 5677, Class SW, 1.884%, (5.50% - 30-day SOFR Average), 7/25/56(5)	34,835	1,772,951
Series 5691, Class SG, 1.834%, (5.45% - 30-day SOFR Average), 8/25/56(5)	81,253	4,218,330
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	497	350,874
Series 4478, Class PO, 0.00%, 5/15/45	660	476,404
Series 5357, Class EO, 0.00%, 11/25/53	3,021	2,438,876
Series 5473, Class AO, 0.00%, 11/25/54	7,405	5,532,383
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.231%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,393,937
Series 2020-DNA6, Class B2, 9.266%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,911,232
Series 2021-DNA2, Class B2, 9.616%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	8,278,994
Series 2021-DNA3, Class B2, 9.866%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	8,274,035
Series 2021-DNA5, Class B2, 9.116%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,570	65,444,840
Series 2021-DNA6, Class B2, 11.116%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	21,485,318
Series 2021-HQA1, Class B2, 8.616%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	42,758,445
Series 2021-HQA2, Class B2, 9.066%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,380,193
Series 2022-DNA4, Class B2, 13.866%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	32,500	34,755,497
Series 2022-DNA5, Class B2, 16.516%, (30-day SOFR Average + 12.90%), 6/25/42(1)(2)	30,359	33,345,952
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.596%, 8/25/39(4)	$198	$ 199,490
Series 2013-6, Class TA, 1.50%, 1/25/43	291	260,036
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,470	866,304
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,777,011
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,427	5,540,723
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	64,722,864
Series 2024-39, Class HS, 6.977%, (17.825% - 30-day SOFR Average x 3.00), 6/25/54(5)	7,014	6,530,196
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,889	1,855,778
Series 2024-90, Class ES, 7.665%, (15.62% - 30-day SOFR Average x 2.20), 10/25/54(5)	39,914	39,440,557
Series 2024-98, Class S, 7.665%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	10,767	10,430,470
Series 2024-102, Class SA, 7.665%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	15,154	14,716,442
Series 2024-105, Class AS, 8.558%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(5)	17,693	16,923,987
Series 2024-105, Class KT, 0.125%, 1/25/55	22,787	17,901,363
Series 2025-3, Class BZ, 5.50%, 2/25/55	3,261	3,183,194
Series 2025-4, Class BZ, 5.50%, 7/25/54	11,981	11,685,281
Series 2025-4, Class HZ, 5.50%, 9/25/54	19,775	19,290,496
Series 2025-5, Class GZ, 6.00%, 2/25/55	1,094	1,115,850
Series 2025-7, Class EZ, 5.50%, 2/25/55	10,698	10,354,083
Series 2025-10, Class AS, 10.302%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(5)	9,234	9,655,796
Series 2025-12, Class ES, 10.302%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(5)	15,112	15,956,241
Series 2025-12, Class FM, 7.616%, (30-day SOFR Average + 4.00%), 3/25/55(2)	8,040	8,103,163
Series 2025-13, Class BZ, 5.50%, 3/25/55	21,857	21,472,505
Series 2025-15, Class FM, 7.466%, (30-day SOFR Average + 3.85%), 4/25/55(2)	7,814	7,893,433
Series 2025-19, Class DZ, 5.50%, 3/25/55	8,613	8,361,636
Series 2025-29, Class MH, 7.666%, (30-day SOFR Average + 4.05%), 2/25/55(2)	9,384	9,646,463
Series 2025-35, Class MT, 8.616%, (30-day SOFR Average + 5.00%), 5/25/55(2)	9,666	9,851,714
Series 2025-40, Class SG, 9.312%, (21.193% - 30-day SOFR Average x 3.286), 2/25/55(5)	22,724	22,469,925
Series 2025-40, Class SZ, 6.00%, 10/25/54	1,011	1,005,123
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	44,579	44,303,389
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00, Cap 6.60%), 10/25/55(5)	22,536	21,561,048
Series 2025-88, Class ZN, 6.00%, 9/25/55	8,615	8,514,364
Series 2025-97, Class CZ, 6.00%, 11/25/55	1,019	1,005,504
Series 2025-97, Class ZD, 6.00%, 11/25/55	4,459	4,453,252
Series 2026-21, Class SJ, 8.618%, (18.563% - 30-day SOFR Average x 2.75), 12/25/55(5)	17,923	18,233,552

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2026-24, Class SC, 6.468%, (13.70% - 30-day SOFR Average x 2.00), 1/25/55(5)	$9,207	$ 8,777,544
Series 2026-30, Class SA, 8.343%, (18.288% - 30-day SOFR Average x 2.75), 5/25/56(5)	22,310	22,029,319
Series 2026-34, Class SA, 7.995%, (15.95% - 30-day SOFR Average x 2.20), 5/25/56(5)	12,435	12,355,786
Series 2026-34, Class SB, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	12,879	12,947,897
Series 2026-38, Class SA, 8.618%, (18.562% - 30-day SOFR Average x 2.75), 6/25/56(5)	12,916	12,995,637
Series 2026-38, Class SB, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(5)	19,347	19,398,814
Series 2026-38, Class SC, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(5)	19,347	19,398,814
Series 2026-38, Class SD, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(5)	19,347	19,398,814
Series 2026-39, Class HZ, 6.00%, 6/25/56	16,814	15,933,250
Series 2026-48, Class ZB, 6.00%, 6/25/56	8,729	8,686,022
Series 2026-67, Class SA, 7.974%, (15.95% - 30-day SOFR Average x 2.20), 8/25/56(5)	18,727	18,730,324
Series 2026-70, Class SA, 8.652%, (22.183% - 30-day SOFR Average x 3.667), 9/25/56(5)	13,636	13,390,678
Series 2026-71, Class SB, 8.652%, (22.183% - 30-day SOFR Average x 3.667), 9/25/56(5)	16,000	15,743,776
Interest Only:(6)
Series 2004-46, Class SI, 2.269%, (5.886% - 30-day SOFR Average), 5/25/34(5)	344	9,099
Series 2005-17, Class SA, 2.969%, (6.586% - 30-day SOFR Average), 3/25/35(5)	546	36,932
Series 2005-105, Class S, 2.969%, (6.586% - 30-day SOFR Average), 12/25/35(5)	441	25,587
Series 2006-44, Class IS, 2.869%, (6.486% - 30-day SOFR Average), 6/25/36(5)	408	26,363
Series 2006-65, Class PS, 3.489%, (7.106% - 30-day SOFR Average), 7/25/36(5)	394	31,011
Series 2006-96, Class SN, 3.469%, (7.086% - 30-day SOFR Average), 10/25/36(5)	336	18,306
Series 2006-104, Class SD, 2.909%, (6.526% - 30-day SOFR Average), 11/25/36(5)	438	28,437
Series 2006-104, Class SE, 2.899%, (6.516% - 30-day SOFR Average), 11/25/36(5)	292	18,887
Series 2007-50, Class LS, 2.719%, (6.336% - 30-day SOFR Average), 6/25/37(5)	674	49,073
Series 2008-26, Class SA, 2.469%, (6.086% - 30-day SOFR Average), 4/25/38(5)	715	42,082
Series 2008-61, Class S, 2.369%, (5.986% - 30-day SOFR Average), 7/25/38(5)	1,063	43,472
Series 2011-104, Class IM, 3.50%, 10/25/26	3	3
Series 2012-52, Class DI, 3.50%, 5/25/27	51	254
Series 2012-124, Class IO, 1.647%, 11/25/42(4)	1,330	54,770
Series 2012-139, Class LS, 2.403%, (6.036% - 30-day SOFR Average), 12/25/42(5)	1,875	195,814
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2012-147, Class SA, 2.369%, (5.986% - 30-day SOFR Average), 1/25/43(5)	$1,959	$ 157,282
Series 2012-150, Class PS, 2.419%, (6.036% - 30-day SOFR Average), 1/25/43(5)	2,936	244,290
Series 2012-150, Class SK, 2.419%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,234	284,261
Series 2013-11, Class IO, 4.00%, 1/25/43	4,730	491,859
Series 2013-12, Class SP, 1.919%, (5.536% - 30-day SOFR Average), 11/25/41(5)	90	590
Series 2013-15, Class DS, 2.469%, (6.086% - 30-day SOFR Average), 3/25/33(5)	1,545	69,483
Series 2013-23, Class CS, 2.519%, (6.136% - 30-day SOFR Average), 3/25/33(5)	817	37,485
Series 2013-64, Class PS, 2.519%, (6.136% - 30-day SOFR Average), 4/25/43(5)	1,172	68,213
Series 2013-66, Class JI, 3.00%, 7/25/43	2,282	328,228
Series 2013-75, Class SC, 2.519%, (6.136% - 30-day SOFR Average), 7/25/42(5)	668	7,908
Series 2014-32, Class EI, 4.00%, 6/25/44	574	102,319
Series 2014-41, Class SA, 2.319%, (5.936% - 30-day SOFR Average), 7/25/44(5)	919	99,804
Series 2014-43, Class PS, 2.369%, (5.986% - 30-day SOFR Average), 3/25/42(5)	621	26,881
Series 2014-55, Class IN, 3.50%, 7/25/44	1,314	235,317
Series 2014-67, Class IH, 4.00%, 10/25/44	882	177,721
Series 2014-80, Class CI, 3.50%, 12/25/44	737	128,508
Series 2014-89, Class IO, 3.50%, 1/25/45	1,302	237,947
Series 2015-6, Class IM, 0.359%, (5.181% - 30-day SOFR Average x 1.333), 6/25/43(5)	1,960	44,505
Series 2015-14, Class KI, 3.00%, 3/25/45	1,680	254,242
Series 2015-22, Class GI, 3.50%, 4/25/45	425	74,104
Series 2015-31, Class SG, 2.369%, (5.986% - 30-day SOFR Average), 5/25/45(5)	2,094	250,287
Series 2015-36, Class IL, 3.00%, 6/25/45	1,117	154,135
Series 2015-52, Class MI, 3.50%, 7/25/45	2,167	391,972
Series 2015-93, Class BS, 2.419%, (6.036% - 30-day SOFR Average), 8/25/45(5)	926	54,248
Series 2018-21, Class IO, 3.00%, 4/25/48	3,063	485,223
Series 2021-94, Class CI, 3.00%, 1/25/52	8,724	1,430,431
Series 2023-39, Class AI, 2.00%, 7/25/52	81,110	10,336,772
Series 2026-54, Class SB, 1.834%, (5.45% - 30-day SOFR Average), 7/25/56(5)	89,469	4,380,459
Series 2026-63, Class SA, 1.875%, (5.50% - 30-day SOFR Average), 8/25/56(5)	43,000	2,341,617
Series 2026-64, Class SC, 1.084%, (4.70% - 30-day SOFR Average), 8/25/56(5)	60,000	1,587,000
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.481%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	663	667,513
Series 2021-R01, Class 1B2, 9.616%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,608,350

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(4)	$2,845	$ 2,891,118
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(4)	2,503	2,531,686
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(4)	809	823,362
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(4)	1,107	1,125,569
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.474%, 8/25/51(1)(4)	3,935	3,239,460
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(4)	976	993,721
GMAC Financiera SA de CV Sociedad Financiera de Objeto Ltdo, Series 2007-2U, Class A, 3.99%, 3/25/36	619,665	6,547,453
Government National Mortgage Association:
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,826	1,057,682
Series 2022-31, Class ZD, 3.00%, 2/20/52	307	158,750
Series 2022-173, Class S, 9.455%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	4,864	4,981,458
Series 2022-189, Class US, 9.455%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	7,227	7,426,795
Series 2022-195, Class AS, 9.726%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	3,400	3,550,788
Series 2022-197, Class SW, 7.629%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	4,357	4,274,495
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,110,050
Series 2023-53, Class SE, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(5)	9,127	9,240,651
Series 2023-56, Class ZE, 6.00%, 4/20/53	18,826	19,310,938
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,692,492
Series 2023-63, Class S, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	17,605	17,794,691
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,177,687
Series 2023-65, Class SB, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,180	4,189,523
Series 2023-65, Class SD, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	8,985	9,102,796
Series 2023-66, Class S, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,244	3,272,566
Series 2023-66, Class SD, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	2,896	2,921,149
Series 2023-83, Class S, 9.18%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(5)	3,723	3,744,750
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,587,667
Series 2023-84, Class SN, 9.097%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(5)	3,855	3,863,668
Series 2023-89, Class SD, 8.905%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(5)	5,782	5,718,234
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,275,880
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,219,147
Series 2023-97, Class CB, 6.00%, 7/20/53	18,938	19,457,563
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-99, Class AL, 6.00%, 7/20/53	$3,000	$ 3,082,215
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,602,309
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,407,554
Series 2023-107, Class DZ, 5.50%, 7/20/53	8,065	7,951,542
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,690,096
Series 2023-133, Class S, 10.736%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	6,576	7,061,617
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,461,360
Series 2023-149, Class S, 10.586%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	3,551	3,793,489
Series 2023-150, Class AS, 13.585%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	1,264	1,431,488
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,617	2,686,391
Series 2023-151, Class DZ, 6.00%, 10/20/53	5,737	5,881,485
Series 2023-153, Class SM, 13.514%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	3,868	4,344,095
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,570,997
Series 2023-165, Class DY, 6.00%, 11/20/53	76,967	78,883,498
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	26,146,880
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,241,993
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,779,778
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,229,349
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,585,235
Series 2023-186, Class ZM, 5.50%, 12/20/53	34,569	34,718,314
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,569,180
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,132,085
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,138,363
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	6,971,351
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,204,404
Series 2024-23, Class KZ, 5.50%, 2/20/54	11,418	11,073,759
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,054	3,145,948
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,881,999
Series 2024-26, Class NZ, 6.00%, 2/20/54	16,544	17,035,961
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,958,456
Series 2024-42, Class DZ, 6.00%, 3/20/54	10,016	10,215,082
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	25,636,372
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,121,566
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,299,422
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	31,760,864
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	13,007,278
Series 2024-81, Class HZ, 6.00%, 5/20/54	6,455	6,636,887
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,938	10,966,518
Series 2024-99, Class DZ, 6.00%, 6/20/54	4,171	4,275,126
Series 2024-108, Class KZ, 6.00%, 7/20/54	43,084	44,173,116
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,480	2,542,191

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-112, Class LZ, 6.00%, 7/20/54	$3,139	$ 3,232,157
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,256,947
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,716	8,962,119
Series 2024-127, Class UZ, 6.00%, 8/20/54	18,382	18,832,513
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,543	6,267,590
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,190,917
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,475	5,601,949
Series 2024-148, Class GB, 6.00%, 9/20/54	4,685	4,814,795
Series 2024-148, Class LZ, 5.50%, 9/20/54	16,734	16,129,230
Series 2024-167, Class LZ, 5.50%, 10/20/54	9,247	8,984,891
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,643	5,462,975
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,419	1,460,575
Series 2024-172, Class BZ, 5.50%, 10/20/54	9,508	9,154,800
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,972	7,135,865
Series 2024-196, Class Z, 5.50%, 12/20/54	3,139	3,022,609
Series 2025-39, Class CM, 7.521%, (30-day SOFR Average + 3.90%), 3/20/55(2)	14,605	14,715,819
Series 2025-41, Class MT, 6.555%, (30-day SOFR Average + 2.933%), 3/20/65(2)	10,049	10,237,273
Series 2025-41, Class QM, 7.521%, (30-day SOFR Average + 3.90%), 3/20/55(2)	6,026	6,024,441
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,834	6,008,072
Series 2025-62, Class FM, 7.821%, (30-day SOFR Average + 4.20%), 4/20/55(2)	21,703	22,188,223
Series 2025-62, Class MF, 7.821%, (30-day SOFR Average + 4.20%), 4/20/55(2)	9,113	9,044,050
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(5)	6,015	5,986,253
Series 2025-64, Class FM, 7.881%, (30-day SOFR Average + 4.26%), 4/20/55(2)	12,059	12,332,826
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(5)	8,922	8,880,085
Series 2025-82, Class FL, 8.121%, (30-day SOFR Average + 4.50%), 5/20/55(2)	3,274	3,280,023
Series 2025-83, Class MU, 7.921%, (30-day SOFR Average + 4.30%), 4/20/55(2)	14,794	14,884,654
Series 2025-90, Class MB, 7.921%, (30-day SOFR Average + 4.30%), 5/20/55(2)	10,959	11,025,670
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	42,932	44,174,638
Series 2025-98, Class TA, 8.70%, (34.50% - 30-day SOFR Average x 6.00), 6/20/55(5)	10,370	10,360,437
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(5)	10,577	10,670,750
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(5)	6,533	6,656,923
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(5)	20,179	20,428,331
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	$23,022	$ 23,574,381
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	15,762	16,115,327
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	64,286	65,805,238
Series 2025-115, Class F, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	28,064	28,737,840
Series 2025-118, Class SP, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	17,596	16,943,020
Series 2025-134, Class GZ, 6.00%, 8/20/55	4,155	4,277,489
Series 2025-139, Class MT, 6.921%, (30-day SOFR Average + 3.30%), 4/20/55(2)	6,162	6,303,819
Series 2025-150, Class GZ, 6.00%, 8/20/55	2,865	2,856,324
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(5)	27,628	27,583,822
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(5)	13,643	13,429,575
Series 2025-205, Class SP, 10.057%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(5)	103,163	104,457,998
Series 2026-5, Class PS, 10.057%, (29.975% - 30-day SOFR Average x 5.50), 1/20/56(5)	109,262	111,772,835
Series 2026-5, Class QS, 10.332%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(5)	87,429	89,887,402
Series 2026-28, Class PS, 10.332%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(5)	45,032	45,237,032
Series 2026-28, Class QS, 9.712%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(5)	18,920	18,991,128
Series 2026-28, Class SC, 9.712%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(5)	18,920	18,991,128
Series 2026-33, Class Z, 6.00%, 1/20/56	30,089	29,919,180
Series 2026-44, Class LS, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	34,092	34,770,562
Series 2026-44, Class US, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 2/20/56(5)	99,398	101,551,470
Series 2026-47, Class AS, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	49,979	50,771,552
Series 2026-47, Class SA, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	39,729	40,514,208
Series 2026-48, Class BS, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	22,774	23,226,951
Series 2026-50, Class SM, 9.455%, (22.733% - 30-day SOFR Average x 3.667), 3/20/56(5)	23,667	23,560,488
Series 2026-51, Class ZK, 6.00%, 3/20/56	12,290	12,203,716
Series 2026-63, Class SW, 9.275%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(5)	33,656	34,196,562
Series 2026-67, Class ZT, 6.00%, 4/20/66	467	466,103
Series 2026-67, Class ZU, 6.00%, 4/20/56	1,406	1,389,074
Series 2026-80, Class QS, 9.10%, (21.775% - 30-day SOFR Average x 3.50), 5/20/56(5)	47,011	48,308,949
Series 2026-80, Class SD, 9.10%, (21.775% - 30-day SOFR Average x 3.50), 5/20/56(5)	47,707	49,266,922

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2026-82, Class SC, 8.925%, (21.06% - 30-day SOFR Average x 3.50), 5/20/56(5)	$27,289	$ 27,996,150
Series 2026-108, Class CZ, 6.00%, 6/20/56	28,559	27,887,560
Series 2026-108, Class HZ, 6.00%, 6/20/56	8,986	8,868,495
Series 2026-121, Class ZU, 6.00%, 7/20/56	24,665	24,556,782
Interest Only:(6)
Series 2014-68, Class KI, 1.377%, 10/20/42(4)	1,580	52,269
Series 2017-104, Class SD, 2.416%, (6.086% - 1 mo. SOFR), 7/20/47(5)	3,150	321,894
Series 2017-121, Class DS, 0.716%, (4.386% - 1 mo. SOFR), 8/20/47(5)	2,093	59,207
Series 2017-137, Class AS, 0.716%, (4.386% - 1 mo. SOFR), 9/20/47(5)	2,835	79,298
Series 2020-116, Class MI, 2.00%, 8/20/50	13,842	1,728,181
Series 2020-134, Class LI, 2.50%, 9/20/50	5,751	833,534
Series 2020-146, Class IQ, 2.00%, 10/20/50	14,039	1,756,805
Series 2020-146, Class QI, 2.00%, 10/20/50	7,492	928,293
Series 2020-149, Class NI, 2.50%, 10/20/50	11,134	1,702,360
Series 2020-151, Class AI, 2.00%, 10/20/50	41,796	5,221,696
Series 2020-151, Class HI, 2.50%, 10/20/50	963	146,908
Series 2020-154, Class PI, 2.50%, 10/20/50	9,856	1,486,704
Series 2020-167, Class KI, 2.00%, 11/20/50	23,435	2,936,467
Series 2020-173, Class DI, 2.00%, 11/20/50	17,540	2,196,082
Series 2020-176, Class HI, 2.50%, 11/20/50	23,995	3,649,845
Series 2020-185, Class BI, 2.00%, 12/20/50	6,015	755,162
Series 2020-191, Class AI, 2.00%, 12/20/50	22,549	2,826,268
Series 2021-15, Class AI, 2.00%, 1/20/51	25,597	3,231,512
Series 2021-23, Class TI, 2.50%, 2/20/51	9,073	1,366,055
Series 2021-30, Class AI, 2.00%, 2/20/51	3,211	408,817
Series 2021-46, Class IM, 2.50%, 3/20/51	2,073	305,519
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(5)	4,275	17,316
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(5)	9,413	179,724
Series 2021-97, Class IG, 2.50%, 8/20/49	27,419	3,152,686
Series 2021-114, Class MI, 3.00%, 6/20/51	21,037	3,572,360
Series 2021-121, Class TI, 3.00%, 7/20/51	24,524	3,218,861
Series 2021-122, Class NI, 3.00%, 7/20/51	4,683	807,442
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	12,835	207,666
Series 2021-154, Class MI, 3.00%, 9/20/51	33,761	4,806,056
Series 2021-160, Class IT, 2.50%, 9/20/51	13,049	1,420,240
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	20,831	38,815
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	10,561	19,648
Series 2021-193, Class IU, 3.00%, 11/20/49	30,984	4,429,464
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(5)	$19,749	$ 107,004
Series 2021-201, Class PI, 3.00%, 11/20/51	18,313	2,074,693
Series 2021-209, Class IW, 3.00%, 11/20/51	13,612	1,820,459
Series 2022-104, Class IO, 2.50%, 6/20/51	19,201	2,742,241
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	150,003	794,520
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	16,667	88,280
Series 2022-119, Class TA, 0.279%, (3.90% - 30-day SOFR Average), 7/20/52(5)	33,334	345,040
Series 2022-119, Class TI, 0.229%, (3.85% - 30-day SOFR Average), 7/20/52(5)	333,340	2,926,990
Series 2022-126, Class AS, 0.069%, (3.69% - 30-day SOFR Average), 7/20/52(5)	44,731	501,035
Series 2022-126, Class SC, 0.109%, (3.73% - 30-day SOFR Average), 7/20/52(5)	33,334	389,997
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(5)	96,971	649,290
Series 2023-13, Class SA, 1.779%, (5.40% - 30-day SOFR Average), 1/20/53(5)	5,325	208,314
Series 2023-19, Class SD, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,518	660,427
Series 2023-20, Class HS, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(5)	6,262	430,509
Series 2023-22, Class ES, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(5)	8,766	602,754
Series 2023-22, Class SA, 2.079%, (5.70% - 30-day SOFR Average), 2/20/53(5)	10,375	486,321
Series 2023-24, Class SB, 1.529%, (5.15% - 30-day SOFR Average), 2/20/53(5)	16,698	599,618
Series 2023-24, Class SG, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(5)	8,766	602,754
Series 2023-32, Class SA, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(5)	28,177	1,937,423
Series 2023-38, Class LS, 2.679%, (6.30% - 30-day SOFR Average), 3/20/53(5)	26,461	1,783,778
Series 2023-38, Class SD, 2.629%, (6.25% - 30-day SOFR Average), 3/20/53(5)	30,777	1,892,345
Series 2023-38, Class SG, 2.579%, (6.20% - 30-day SOFR Average), 3/20/53(5)	20,932	1,377,330
Series 2023-47, Class HS, 2.679%, (6.30% - 30-day SOFR Average), 3/20/53(5)	8,820	594,593
Series 2023-47, Class SC, 2.629%, (6.25% - 30-day SOFR Average), 3/20/53(5)	13,290	883,465
Series 2023-53, Class SK, 2.579%, (6.20% - 30-day SOFR Average), 4/20/53(5)	18,092	1,187,429
Series 2024-64, Class EI, 6.50%, 4/20/64	8,622	1,649,181
Series 2026-3, Class ES, 1.429%, (5.05% - 30-day SOFR Average), 1/20/66(5)	71,817	1,627,090

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2026-25, Class SH, 1.479%, (5.10% - 30-day SOFR Average), 2/20/56(5)	$66,873	$ 2,712,130
Series 2026-49, Class SE, 1.379%, (5.00% - 30-day SOFR Average), 3/20/56(5)	57,224	2,171,099
Series 2026-66, Class SN, 1.479%, (5.10% - 30-day SOFR Average), 4/20/56(5)	21,694	910,331
Series 2026-100, Class SH, 1.979%, (5.60% - 30-day SOFR Average), 6/20/66(5)	89,576	2,948,412
Series 2026-119, Class KS, 1.866%, (5.50% - 30-day SOFR Average), 7/20/56(5)	125,000	7,266,094
Series 2026-121, Class GS, 1.938%, (5.55% - 30-day SOFR Average), 7/20/66(5)	42,016	1,404,331
Series 2026-121, Class SG, 1.888%, (5.50% - 30-day SOFR Average), 7/20/66(5)	55,000	1,795,161
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.186%, 1/25/53(1)(4)	1,801	1,091,763
Series 2024-PJ1, Class B3, 6.873%, 6/25/54(1)(4)	5,552	5,640,073
Series 2025-PJ8, Class B3, 6.525%, 2/25/56(1)(4)	3,386	3,248,107
Series 2025-NQM2, Class B1, 7.267%, 6/25/65(1)(4)	850	868,395
JPM Lending Facility, 9.981%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,081,243
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.474%, (1 mo. SOFR + 2.75%), 12/19/30(1)(2)	95,000	95,423,942
LoanDepot GMSR Master Trust:
Series 2025-GT2, Class A, 6.82%, (1 mo. SOFR + 3.15%), 7/16/30(1)(2)	20,000	20,309,440
Series 2025-GT2, Class B, 7.52%, (1 mo. SOFR + 3.85%), 7/16/30(1)(2)	12,000	12,059,868
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.224%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,046,806
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(4)	2,736	2,762,028
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	49,711	50,255,286
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(4)	1,500	1,458,010
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(4)	7,750	7,410,696
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.924%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	12,059	12,212,651
Series 2026-GT1, Class A, 3.648%, (1 mo. SOFR), 5/25/31(1)(2)	158,500	158,893,381
Security	Principal Amount (000's omitted)	Value
PRMI Securitization Trust, Series 2025-CMG1, Class M1, 6.432%, (30-day SOFR Average + 2.80%), 12/25/55(1)(2)	$1,000	$ 1,000,737
PRPM LLC:
Series 2024-NQM1, Class B1, 7.347%, 12/25/68(1)(4)	9,000	9,033,764
Series 2024-RCF4, Class M1, 4.00% to 8/25/26, 7/25/54(1)(3)	3,100	2,996,256
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(3)	4,003	3,866,694
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(4)	10,221	10,295,849
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(3)	1,700	1,618,696
Series 2025-RCF3, Class M1A, 5.25%, 7/25/55(1)(4)	1,100	1,073,252
Series 2025-RCF3, Class M1B, 5.25%, 7/25/55(1)(4)	1,000	966,096
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 9/25/29(1)(4)	7,350	7,402,397
RCO Trust, Series 2025-PR1, Class A, 6.25% to 7/28/28, 3/2/55(1)(3)	16,427	16,216,845
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(3)	7,364	7,364,503
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(4)	3,000	3,023,045
Sequoia Mortgage Trust, Series 2024-3, Class B4, 5.966%, 4/25/54(1)(4)	1,490	1,424,140
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	4,000	3,998,764
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	46,729	40,199,827
Total Collateralized Mortgage Obligations (identified cost $5,838,985,764)		$5,705,292,144

Commercial Mortgage-Backed Securities — 7.3%

Security	Principal Amount* (000's omitted)		Value
Arena Finance Securities DAC:
Series 2026-1A, Class B, 5.782%, (SONIA + 2.05%), 8/18/36(1)(2)	GBP	5,000	6,750,452
Series 2026-1A, Class C, 6.232%, (SONIA + 2.50%), 8/18/36(1)(2)	GBP	4,800	6,480,401
Series 2026-1A, Class D, 7.482%, (SONIA + 3.75%), 8/18/36(1)(2)	GBP	6,000	8,103,906

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
BAHA Trust:
Series 2024-MAR, Class C, 7.516%, 12/10/41(1)(4)	7,823	8,026,047
Series 2024-MAR, Class D, 8.907%, 12/10/41(1)(4)	50,500	52,494,346
Series 2024-MAR, Class E, 10.957%, 12/10/41(1)(4)	36,000	37,937,513
BAMLL Trust:
Series 2024-BHP, Class B, 6.576%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	8,000	8,041,715
Series 2024-BHP, Class C, 7.276%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,709,572
BAY Trust:
Series 2026-MDWS, Class D, 6.868%, (1 mo. SOFR + 3.191%), 6/15/41(1)(2)	7,600	7,605,493
Series 2026-MDWS, Class E, 7.417%, (1 mo. SOFR + 3.74%), 6/15/41(1)(2)	74,100	74,010,709
Series 2026-MDWS, Class ELP, 1.00%, 6/15/41(1)(4)	700,000	1
Series 2026-MDWS, Class F, 8.416%, (1 mo. SOFR + 4.739%), 6/15/41(1)(2)	5,600	5,593,239
Series 2026-MDWS, Class HRR, 9.863%, (1 mo. SOFR + 6.186%), 6/15/41(1)(2)	35,000	34,957,951
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.826%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)	6,400	6,420,698
Series 2025-660F, Class D, 6.426%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)	13,300	13,365,811
Series 2025-660F, Class E, 7.276%, (1 mo. SOFR + 3.60%), 11/15/42(1)(2)	16,000	16,065,411
BPR Commercial Mortgage Trust, Series 2024-PARK, Class E, 9.687%, 11/5/39(1)(4)	7,300	7,752,798
BX Trust:
Series 2025-DELC, Class E, 6.726%, (1 mo. SOFR + 3.05%), 12/15/42(1)(2)	1,750	1,754,816
Series 2025-GW, Class D, 6.426%, (1 mo. SOFR + 2.75%), 7/15/42(1)(2)	3,950	3,978,472
Series 2025-GW, Class E, 7.326%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	19,750	19,917,518
Series 2026-CLS, Class C, 6.026%, (1 mo. SOFR + 2.35%), 5/15/43(1)(2)	2,667	2,678,865
Series 2026-CLS, Class D, 7.126%, (1 mo. SOFR + 3.45%), 5/15/43(1)(2)	1,750	1,761,233
CHI Commercial Mortgage Trust:
Series 2025-110W, Class E, 7.413%, 12/13/40(1)(4)	40,530	39,660,498
Series 2025-110W, Class HRR, 10.238%, 12/13/40(1)(4)	24,500	23,984,500
Series 2025-SFT, Class C, 6.599%, 4/15/42(1)(4)	1,500	1,521,084
COMM Mortgage Trust, Series 2025-167G, Class D, 6.951%, 8/10/40(1)(4)	20,220	19,958,893
CRSNT Trust:
Series 2026-MOON, Class D, 6.076%, (1 mo. SOFR + 2.40%), 2/15/43(1)(2)	1,250	1,256,712
Security	Principal Amount* (000's omitted)	Value
CRSNT Trust: (continued)
Series 2026-MOON, Class E, 7.176%, (1 mo. SOFR + 3.50%), 2/15/43(1)(2)	14,500	14,599,954
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(4)	20,700	21,168,805
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.276%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)	6,501	6,571,729
Series 2025-ESH, Class E, 7.026%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)	15,506	15,703,448
Series 2025-ESH, Class F, 7.776%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)	5,553	5,633,954
Series 2026-ESH2, Class E, 6.576% (1 mo. SOFR + 2.90%), 2/15/43(1)(2)	8,807	8,890,651
Series 2026-ESH2, Class F, 7.426% (1 mo. SOFR + 3.75%), 2/15/43(1)(2)	7,121	7,201,915
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class D, 6.276%, (1 mo. SOFR + 2.60%), 12/15/39(1)(2)	36,400	36,681,161
Series 2024-FBLU, Class F, 7.926%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	21,240	21,446,041
Series 2024-FBLU, Class G, 9.326%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	29,000	29,435,476
FS Trust:
Series 2026-ORL, Class D, 6.076%, (1 mo. SOFR + 2.40%), 2/15/41(1)(2)	7,100	7,129,667
Series 2026-ORL, Class E, 6.926%, (1 mo. SOFR + 3.25%), 2/15/41(1)(2)	14,300	14,369,481
Great Wolf Trust:
Series 2024-WOLF, Class E, 7.315%, (1 mo. SOFR + 3.639%), 3/15/39(1)(2)	8,815	8,885,077
Series 2024-WOLF, Class F, 8.114%, (1 mo. SOFR + 4.438%), 3/15/39(1)(2)	7,500	7,565,874
GWT Trust:
Series 2024-WLF2, Class D, 6.616%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	10,800	10,878,605
Series 2024-WLF2, Class E, 7.315%, (1 mo. SOFR + 3.638%), 5/15/41(1)(2)	15,000	15,116,628
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 7.712%, 9/25/46(1)(4)	9,500	9,095,960
HLTN Commercial Mortgage Trust, Series 2026-DPLO, Class E, 7.926%, (1 mo. SOFR + 4.25%), 4/15/41(1)(2)	30,500	30,825,337
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.403%, 1/13/40(1)(4)	1,750	1,755,097
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(4)	11,850	11,751,062
INTOWN Mortgage Trust, Series 2025-STAY, Class D, 6.526%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	25,000	25,040,225
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2026-FUN, Class D, 6.426%, (1 mo. SOFR + 2.75%), 6/15/39(1)(2)	2,500	2,515,398

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.513%, 9/15/47(1)(4)		806	521,928
JW Commercial Mortgage Trust:
Series 2026-MRCO, Class D, 6.126% (1 mo. SOFR + 2.45%), 6/15/39(1)(2)		688	693,500
Series 2026-MRCO, Class E, 7.176%, (1 mo. SOFR + 3.50%), 6/15/39(1)(2)		2,500	2,525,344
JW Trust, Series 2024-BERY, Class E, 7.216%, (1 mo. SOFR + 3.54%), 11/15/39(1)(2)		8,000	8,058,890
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.578%, 2/10/43(1)(4)		20,000	19,581,656
NYC Commercial Mortgage Trust, Series 2025-1155, Class D, 7.358%, 6/10/42(1)(4)		10,000	9,960,559
ORL Trust:
Series 2024-GLKS, Class E, 6.867%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		8,250	8,309,468
Series 2024-GLKS, Class F, 8.115%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		33,550	33,705,779
PFDR Trust, Series 2026-DLVR, Class A, 5.376%, (1 mo. SOFR + 1.70%), 6/15/43(1)(2)		16,000	16,038,678
PNW Trust, Series 2026-ARTE, Class B, 5.887%, (1 mo. SOFR + 2.211%), 4/15/41(1)(2)		12,082	12,068,744
ROCK Trust:
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	1,804,603
Series 2024-CNTR, Class E, 8.819%, 11/13/41(1)		62,500	65,076,675
SHR Trust:
Series 2024-LXRY, Class D, 7.276%, (1 mo. SOFR + 3.60%), 10/15/41(1)(2)		7,959	8,000,355
Series 2024-LXRY, Class E, 8.126%, (1 mo. SOFR + 4.45%), 10/15/41(1)(2)		5,500	5,539,791
SPGN Trust:
Series 2026-TFLM, Class E, 7.426%, (1 mo. SOFR + 3.75%), 2/15/41(1)(2)		50,120	50,342,633
Series 2026-TFLM, Class HRR, 9.326%, (1 mo. SOFR + 5.65%), 2/15/41(1)(2)		25,750	25,813,942
Taurus U.K. DAC:
Series 2025-UK3A, Class D, 6.533%, (SONIA + 2.80%), 7/20/35(1)(2)	GBP	3,150	4,250,199
Series 2025-UK3A, Class E, 7.533%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	3,750	5,059,918
TX Trust:
Series 2024-HOU, Class D, 6.915%, (1 mo. SOFR + 3.239%), 6/15/39(1)(2)		2,450	2,461,872
Series 2024-HOU, Class E, 8.064%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	6,041,243
U.K. Logistics DAC, Series 2024-1A, Class E, 8.747%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	1,269	1,714,436
VCC Trust:
Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(3)		16,317	16,233,816
Security	Principal Amount* (000's omitted)	Value
VCC Trust: (continued)
Series 2026-MC1, Class A1, 6.492% to 1/25/29, 1/27/31(1)(3)	17,280	17,250,985
Velocity Commercial Capital Loan Trust:
Series 2025-4, Class M2, 6.17%, 9/25/55(1)(4)	1,221	1,206,491
Series 2025-4, Class M4, 9.35%, 9/25/55(1)(4)	1,495	1,455,320
Series 2025-5, Class M3, 6.70%, 12/25/55(1)(4)	2,486	2,427,958
Series 2025-5, Class M4, 9.19%, 12/25/55(1)(4)	1,989	1,945,560
Series 2026-1, Class M3, 6.26%, 2/25/56(1)(4)	3,233	3,148,485
Series 2026-1, Class M4, 8.48%, 2/25/56(1)(4)	2,487	2,422,870
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class C, 6.692%, 9/15/40(1)(4)	5,455	5,326,428
Series 2026-1250B, Class D, 6.379%, 3/10/41(1)(4)	2,500	2,484,580
Series 2026-1250B, Class E, 7.828%, 3/10/41(1)(4)	17,000	17,117,620
WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.724%, 7/15/40(1)(4)	16,250	16,315,754
Total Commercial Mortgage-Backed Securities (identified cost $1,102,747,652)		$1,098,956,279

Common Stocks — 0.9%

Security	Shares	Value
Argentina — 0.0%†
Vista Energy SAB de CV ADR(8)	18,800	$ 1,324,460
		$ 1,324,460
Belgium — 0.0%†
Cenergy Holdings SA	10,900	$ 272,237
		$ 272,237
Brazil — 0.1%
Constellation Oil Services Holding SA(8)	104,100	$ 1,538,899
Petroleo Brasileiro SA - Petrobras ADR	68,500	1,328,900
Suzano SA ADR	330,200	2,813,304
		$ 5,681,103
China — 0.0%†
Kaisa Group Holdings Ltd.(8)	166,027	$ 824
Shimao Group Holdings Ltd.(8)	495,945	4,043
Sunac China Holdings Ltd.(8)	1,484,021	104,197
Times China Holdings Ltd.(8)	711,339	2,532
		$ 111,596

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Cyprus — 0.0%†
Bank of Cyprus Holdings PLC	380,939	$ 4,519,592
		$ 4,519,592
Greece — 0.1%
Alpha Bank SA	174,998	$ 867,768
Athens International Airport SA	10,800	131,619
CrediaBank SA(8)	416,995	481,984
Eurobank SA	363,179	1,876,744
GEK TERNA SA	16,723	875,367
Hellenic Telecommunications Organization SA	27,300	630,060
Helleniq Energy Holdings SA	12,100	181,010
Holding Co. ADMIE IPTO SA	10,796	56,093
Ideal Holdings SA	8,800	61,200
JUMBO SA	17,700	494,602
LAMDA Development SA(8)	11,300	82,670
Metlen Energy & Metals PLC	23,400	1,247,853
Motor Oil (Hellas) Corinth Refineries SA	10,300	605,091
National Bank of Greece SA	87,454	1,636,356
Optima bank SA	27,732	335,964
Piraeus Bank SA(8)	127,346	1,485,372
Public Power Corp. SA	68,900	1,775,421
Qualco Group SA(8)	18,822	124,573
Titan SA	5,800	349,071
		$ 13,298,818
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	108,200	$ 937,964
MOL Hungarian Oil & Gas PLC(8)	129,100	1,848,414
OTP Bank Nyrt	38,000	5,629,388
Richter Gedeon Nyrt	19,000	707,924
		$ 9,123,690
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 209,522
		$ 209,522
Mexico — 0.0%†
Orbia Advance Corp. SAB de CV(8)	1,917,600	$ 2,711,512
		$ 2,711,512
Pakistan — 0.0%†
VEON Ltd. ADR(8)	58,200	$ 3,043,278
		$ 3,043,278
Security	Shares	Value
Peru — 0.0%†
Auna SA, Class A(8)	559,000	$ 2,834,130
		$ 2,834,130
Puerto Rico — 0.0%†
Liberty Latin America Ltd., Class A(8)	4,420	$ 36,023
		$ 36,023
Taiwan — 0.1%
Cathay Financial Holding Co. Ltd.	256,000	$ 796,744
CTBC Financial Holding Co. Ltd.	400,000	798,373
E.Sun Financial Holding Co. Ltd.	693,000	826,549
Fubon Financial Holding Co. Ltd.	195,000	777,264
KGI Financial Holding Co. Ltd.	1,024,000	967,456
SinoPac Financial Holdings Co. Ltd.	736,000	917,895
Yuanta Financial Holding Co. Ltd.	405,000	844,906
		$ 5,929,187
United Arab Emirates — 0.0%†
Aldar Properties PJSC	617,100	$ 1,244,990
Emaar Properties PJSC	640,500	1,911,617
Kyivstar Group Ltd.(8)	105,600	1,431,936
		$ 4,588,543
United States — 0.0%†
Gold Reserve Ltd.(8)	103,908	$ 471,742
		$ 471,742
Uzbekistan — 0.0%†
National Investment Fund of the Republic of Uzbekistan JSC GDR(1)(8)	61,304	$ 2,007,706
		$ 2,007,706
Vietnam — 0.5%
Asia Commercial Bank JSC	1,876,026	$ 1,560,462
Bank for Foreign Trade of Vietnam JSC	911,200	2,048,657
Bank for Investment & Development of Vietnam JSC	2,144,800	3,092,220
Coteccons Construction JSC	901,177	2,088,067
Duc Giang Chemicals JSC	254,500	377,319
FPT Corp.	2,414,000	6,142,783
Gemadept Group Corp.	765,600	2,239,603
Hoa Phat Group JSC	2,874,960	2,368,448
IDICO Corp. JSC	530,970	657,643
Khang Dien House Trading & Investment JSC(8)	2,283,900	1,515,100
Kinh Bac City Development Holding Corp.(8)	2,560,600	2,690,513
Masan Group Corp.(8)	779,800	1,956,661
Military Commercial Joint Stock Bank	3,873,700	3,307,480

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Mobile World Investment Corp.	2,850,100	$ 7,562,012
Nam Long Investment Corp.	2,481,952	2,094,231
PetroVietnam Gas JSC	707,500	1,842,440
Phat Dat Real Estate Development Corp.(8)	1,567,100	681,820
Refrigeration Electrical Engineering Corp.	509,055	899,172
Saigon Treasure Commercial JSB(8)	1,515,300	4,104,560
SSI Securities Corp.	4,940,460	4,413,675
Techcom Securities JSC	1,828,080	2,848,112
Vietnam Dairy Products JSC	1,583,200	3,662,793
Vietnam Joint Stock Commercial Bank for Industry & Trade	1,438,740	1,682,302
Vietnam Prosperity JSC Bank	2,067,000	1,942,717
Vietnam Technological & Commercial Joint Stock Bank	4,021,500	4,417,726
Vingroup JSC(8)	1,489,200	12,013,989
Vinh Hoan Corp.	1,123,500	2,242,607
		$ 80,453,112
Total Common Stocks (identified cost $143,966,273)		$ 136,616,251

Convertible Bonds — 2.0%

Security	Principal Amount (000's omitted)		Value
Australia — 0.1%
IREN Ltd.:
0.00%, 7/1/31(1)	USD	3,025	$ 2,317,150
0.25%, 6/1/32(1)	USD	3,200	2,996,000
			$ 5,313,150
China — 0.2%
Alibaba Group Holding Ltd.:
0.00%, 7/9/32(9)	HKD	13,000	$ 1,554,881
0.00%, 9/15/32(9)	USD	11,715	11,345,978
0.50%, 6/1/31	USD	3,204	4,424,724
JD.com, Inc., 0.25%, 6/1/29	USD	4,535	4,730,005
Kaisa Group Holdings Ltd.:
0.00%, 12/31/26(1)	USD	28	135
0.00%, 12/31/27(1)	USD	36	124
0.00%, 12/31/28(1)	USD	57	156
0.00%, 12/31/29(1)	USD	57	156
0.00%, 12/31/30(1)	USD	71	195
0.00%, 12/31/31(1)	USD	71	195
0.00%, 12/31/32(1)	USD	134	368
Security	Principal Amount (000's omitted)		Value
China (continued)
Ping An Insurance Group Co. of China Ltd., 0.00%, 6/11/30(9)	HKD	21,000	$ 3,157,069
Sunac China Holdings Ltd., 0.00%, 6/23/28(1)	USD	956	129,150
Times China Holdings Ltd.:
0.00%, 3/30/27(1)	USD	1,258	8,796
0.00%, 3/30/27(1)	USD	257	1,554
Trip.com Group Ltd., 0.75%, 6/15/29	USD	4,330	4,446,136
			$ 29,799,622
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(9)	EUR	1,800	$ 2,396,737
			$ 2,396,737
Israel — 0.0%†
Check Point Software Technologies Ltd., 0.00%, 12/15/30(1)	USD	1,450	$ 1,343,788
Nova Ltd., 0.00%, 9/15/30(1)	USD	1,075	1,560,631
Wix.com Ltd., 0.00%, 9/15/30(1)	USD	2,315	1,817,275
			$ 4,721,694
Japan — 0.0%†
Nippon Steel Corp., 0.00%, 2/14/31(9)	JPY	260,000	$ 1,749,348
			$ 1,749,348
Netherlands — 0.1%
Nebius Group NV:
1.00%, 9/15/30(1)	USD	4,220	$ 6,736,175
2.625%, 3/15/33(1)	USD	3,700	4,927,475
			$ 11,663,650
Singapore — 0.0%†
Grab Holdings Ltd., 0.00%, 6/15/30(9)	USD	3,105	$ 2,968,380
			$ 2,968,380
Spain — 0.0%†
Cellnex Telecom SA:
0.50%, 7/5/28(9)	EUR	1,700	$ 2,073,605
2.125%, 8/11/30(9)	EUR	2,300	2,802,771
			$ 4,876,376
Taiwan — 0.0%†
Wistron Corp., 0.00%, 10/23/30(9)	USD	2,700	$ 2,870,100
			$ 2,870,100

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,686	$ 1,817,579
Ocado Group PLC, 6.25%, 8/6/29(9)	GBP	900	1,175,046
			$ 2,992,625
United States — 1.6%
Advanced Energy Industries, Inc., 0.00%, 5/15/31(1)	USD	1,000	$ 976,000
Affirm Holdings, Inc., 0.75%, 12/15/29	USD	3,405	3,694,281
Akamai Technologies, Inc.:
0.00%, 5/15/32(1)	USD	2,750	2,505,250
0.25%, 5/15/33	USD	1,515	2,171,753
1.125%, 2/15/29	USD	3,195	3,773,295
Alphatec Holdings, Inc., 0.75%, 3/15/30	USD	1,020	1,005,822
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	2,905	2,638,468
Avnet, Inc., 1.75%, 9/1/30(1)	USD	2,525	3,536,262
Bill Holdings, Inc., 0.00%, 4/1/30	USD	3,100	2,730,945
BlackLine, Inc., 1.00%, 6/1/29	USD	2,525	2,354,563
Block, Inc., 0.25%, 11/1/27	USD	1,615	1,535,028
Boston Properties LP, 2.00%, 10/1/30(1)	USD	2,650	2,603,625
Bridgebio Pharma, Inc., 0.75%, 2/1/33(1)	USD	4,180	4,318,358
CenterPoint Energy, Inc., 3.00%, 8/1/28(1)	USD	3,065	3,197,561
Ciena Corp., 0.00%, 9/15/31(1)	USD	2,600	2,458,300
Cleanspark, Inc., 0.00%, 2/15/32(1)	USD	2,200	2,189,880
Cloudflare, Inc., 0.00%, 6/15/30	USD	3,705	5,136,541
CMS Energy Corp., 3.375%, 5/1/28	USD	2,450	2,653,962
Coinbase Global, Inc., 0.00%, 10/1/32(1)	USD	6,820	5,249,653
CoreWeave, Inc.:
1.75%, 12/1/31(1)	USD	6,100	5,760,840
1.75%, 10/1/32(1)	USD	285	250,230
Cytokinetics, Inc., 3.50%, 7/1/27	USD	1,405	2,188,112
Datadog, Inc., 0.00%, 12/1/29	USD	3,484	5,074,446
Dexcom, Inc., 0.375%, 5/15/28	USD	1,825	1,732,381
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	3,815	4,154,535
DoorDash, Inc., 0.00%, 5/15/30	USD	4,960	5,003,400
Duke Energy Corp., 3.00%, 3/15/29(1)	USD	2,850	2,815,800
Enovis Corp., 3.875%, 10/15/28	USD	3,105	3,102,177
Envista Holdings Corp., 1.75%, 8/15/28	USD	2,760	2,753,546
Etsy, Inc., 0.25%, 6/15/28	USD	3,750	3,438,375
Euronet Worldwide, Inc., 0.625%, 10/1/30(1)	USD	2,315	2,095,075
Evergy, Inc., 4.50%, 12/15/27	USD	1,910	2,599,128
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	2,395	2,641,685
Five9, Inc., 1.00%, 3/15/29	USD	1,835	1,687,650
Galaxy Digital Holdings LP, 0.50%, 5/1/31(1)	USD	2,820	2,112,180
Global Payments, Inc., 1.50%, 3/1/31	USD	3,665	3,384,627
Haemonetics Corp., 2.50%, 6/1/29	USD	2,515	2,643,265
Security	Principal Amount (000's omitted)		Value
United States (continued)
Halozyme Therapeutics, Inc., 0.00%, 2/15/31(1)	USD	2,180	$ 2,414,350
Integer Holdings Corp., 1.875%, 3/15/30	USD	2,790	2,949,588
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	USD	2,685	2,377,903
Itron, Inc., 0.00%, 3/15/32(1)	USD	2,150	2,197,300
Jazz Investments I Ltd., 3.125%, 9/15/30	USD	2,330	4,107,790
Knight-Swift Transportation Holdings, Inc., 1.00%, 11/15/31(1)	USD	300	327,225
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	3,205	4,228,997
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,855	2,341,938
Live Nation Entertainment, Inc.:
2.875%, 1/15/30	USD	3,325	3,853,675
2.875%, 10/15/31(1)	USD	1,440	1,556,959
Lumentum Holdings, Inc., 0.375%, 3/15/32(1)	USD	1,130	4,400,333
MARA Holdings, Inc., 0.00%, 6/1/31	USD	3,115	2,942,896
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	2,870	2,824,080
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,905	1,759,915
Merit Medical Systems, Inc., 3.00%, 2/1/29	USD	2,180	2,552,780
Meritage Homes Corp., 1.75%, 5/15/28	USD	1,750	1,738,625
Microchip Technology, Inc.:
0.00%, 2/15/30(1)	USD	2,500	2,670,000
0.75%, 6/1/30	USD	3,475	3,602,039
MKS, Inc., 1.25%, 6/1/30	USD	2,520	5,169,150
NCL Corp. Ltd., 0.75%, 9/15/30(1)	USD	1,785	1,638,994
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	2,060	2,673,880
Northern Oil & Gas, Inc., 3.625%, 4/15/29	USD	2,170	2,163,009
Nutanix, Inc., 0.50%, 12/15/29	USD	3,095	3,221,895
ON Semiconductor Corp., 0.50%, 3/1/29	USD	3,475	3,933,700
Onto Innovation, Inc., 0.00%, 6/1/31(1)	USD	1,600	1,739,490
Parsons Corp., 2.625%, 3/1/29	USD	2,995	2,892,571
PG&E Corp., 4.25%, 12/1/27	USD	4,540	4,661,445
Post Holdings, Inc., 2.50%, 8/15/27	USD	2,810	2,940,665
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	3,095	3,434,681
Progress Software Corp., 3.50%, 3/1/30	USD	2,720	2,710,344
Rapid7, Inc.:
0.25%, 3/15/27	USD	815	792,628
1.25%, 3/15/29	USD	970	822,075
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	3,300	3,688,161
Rubrik, Inc., 0.00%, 6/15/30	USD	3,370	3,348,095
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	3,655	3,495,145
Snowflake, Inc., 0.00%, 10/1/29	USD	1,435	2,846,179
Southern Co., 3.25%, 6/15/28	USD	4,240	4,278,160
Tyler Technologies, Inc., 0.50%, 7/15/31(1)	USD	1,100	1,123,375

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Uber Technologies, Inc.:
0.00%, 5/15/28	USD	3,270	$ 3,664,035
0.875%, 12/1/28	USD	3,360	3,965,640
Workiva, Inc., 1.25%, 8/15/28	USD	3,380	3,225,365
Ziff Davis, Inc., 1.75%, 11/1/26	USD	1,230	1,220,775
Zoetis, Inc., 0.25%, 6/15/29(1)	USD	3,400	3,124,600
Zscaler, Inc., 0.00%, 7/15/28	USD	4,305	4,002,715
			$ 233,790,164
Total Convertible Bonds (identified cost $287,160,256)			$ 303,141,846

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
United States — 0.2%
Bank of America Corp., Series L, 7.25%	3,300	$ 4,256,670
QXO, Inc., 4.75%(8)(10)(11)	3,021	21,671,357
Wells Fargo & Co., Series L, Class A, 7.50%	3,400	4,031,176
Total Convertible Preferred Stocks (identified cost $38,319,847)		$ 29,959,203

Corporate Bonds — 5.9%

Security	Principal Amount (000s omitted)		Value
United States — 5.9%
1261229 B.C. Ltd., 10.00%, 4/15/32(1)	USD	12,000	$ 12,276,756
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(1)	USD	3,844	3,775,710
7.375%, 3/15/33(1)	USD	3,844	3,968,919
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	USD	15,000	14,127,329
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	USD	3,412	3,375,298
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	USD	14,625	14,437,385
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	USD	7,630	7,845,113
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	USD	7,630	7,862,295
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	USD	6,350	6,211,570
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	USD	8,630	8,444,572
Security	Principal Amount (000s omitted)		Value
United States (continued)
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(1)	USD	7,565	$ 7,387,412
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	USD	3,000	3,190,638
Arches Buyer, Inc., 6.125%, 12/1/28(1)	USD	5,140	5,029,072
Ardagh Group SA, 9.50%, 12/1/30(1)	USD	5,970	6,331,054
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(9)	EUR	1,235	1,380,150
3.25%, 9/1/28(1)	USD	26,351	25,346,500
4.00%, 9/1/29(1)	USD	7,870	7,477,249
Arsenale SpA, 9.291%, (3 mo. EURIBOR + 7.00%), 6/28/30(2)(9)	EUR	1,900	2,161,769
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	USD	236	229,022
5.00%, 2/15/32(1)	USD	9,530	9,085,365
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	USD	4,823	4,882,979
8.375%, 2/1/34(1)	USD	6,350	5,790,486
athenahealth Group, Inc.:
6.50%, 2/15/30(1)	USD	25,400	24,513,225
7.50%, 2/15/32(1)	USD	1,090	1,118,852
Azorra Finance Ltd., 7.25%, 1/15/31(1)	USD	5,080	5,236,266
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.306%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(9)	EUR	3,556	4,144,599
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(9)	EUR	4,998	5,806,440
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(12)	USD	16,095	17,289,655
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2:
6.50%, 6/15/33(9)	EUR	5,380	6,242,679
7.125%, 6/15/33(1)	USD	3,085	3,105,950
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	USD	12,034	11,901,733
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	USD	10,170	9,264,949
Carrix, Inc., 6.125%, 8/1/33(1)	USD	3,240	3,233,135
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	USD	14,750	14,573,882
Celanese U.S. Holdings LLC, 7.70%, 11/15/33	USD	6,350	6,727,355
Century Communities, Inc., 6.625%, 9/15/33(1)	USD	5,080	5,100,946
Champions Financing, Inc., 8.75%, 2/15/29(1)	USD	907	898,098
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	USD	15,250	9,023,111
Chobani LLC/Chobani Finance Corp., Inc., 6.375%, 4/15/34(1)	USD	2,215	2,222,547
Cipher Compute LLC, 7.125%, 11/15/30(1)	USD	4,190	4,279,084

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)		Value
United States (continued)
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 6/15/31(9)	EUR	4,640	$ 5,374,797
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	USD	8,900	8,929,770
Cloud Software Group LLC:
6.50%, 3/31/29(1)	USD	5,000	4,890,091
9.00%, 9/30/29(1)	USD	9,000	8,825,955
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	USD	4,269	4,068,857
8.75%, 4/15/30(1)	USD	7,712	7,377,369
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	USD	4,452	4,349,108
EchoStar Corp., 10.75%, 11/30/29	USD	3,904	4,225,075
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	USD	20,000	20,352,940
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	USD	870	849,410
Gaia Purchaser, Inc., 7.625%, 7/15/33(1)	USD	6,195	6,217,299
Global Medical Response, Inc., 7.375%, 10/1/32(1)	USD	6,170	6,283,536
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	USD	5,080	5,147,945
8.25%, 1/15/32(1)	USD	5,080	5,298,562
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	USD	7,146	6,900,789
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	USD	3,275	3,244,634
6.00%, 3/15/34(1)	USD	3,290	3,228,988
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	2,540	2,644,841
Howard Midstream Energy Partners LLC:
6.625%, 1/15/34(1)	USD	320	323,755
6.625%, 1/15/35(1)	USD	1,315	1,314,923
Ingram Micro, Inc., 4.75%, 5/15/29(1)	USD	11,500	11,200,203
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	USD	8,915	9,196,794
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	USD	3,560	3,631,517
8.375%, 10/1/33(1)	USD	3,560	3,620,908
King U.S. Bidco, Inc., 5.681%, (3 mo. EURIBOR + 3.25%), 12/1/32(2)(9)	EUR	4,700	5,488,620
LBM Acquisition LLC, 9.50%, 6/15/31(1)	USD	3,000	2,526,449
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	USD	9,530	9,049,332
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	USD	6,350	6,464,541
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	USD	7,893	7,495,957
10.00%, 6/1/32(1)	USD	1,270	1,220,874
Matador Resources Co., 6.00%, 4/15/34(1)	USD	2,500	2,419,052
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	USD	8,900	9,496,807
Michaels Cos., Inc., 8.50%, 3/15/33(1)	USD	6,975	6,914,465
Security	Principal Amount (000s omitted)		Value
United States (continued)
Midcap Financial Issuer Trust, 6.003%, (3 mo. SOFR + 2.25%), 1/15/33(1)(2)	USD	35,000	$ 37,111,200
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	USD	6,990	7,274,165
Moog, Inc., 5.50%, 10/15/34(1)	USD	950	921,429
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)	USD	6,670	7,040,238
Nexstar Media, Inc.:
4.75%, 11/1/28(1)	USD	3,000	2,943,521
6.50%, 9/15/33(1)	USD	2,065	2,056,213
7.25%, 4/15/34(1)	USD	1,860	1,865,693
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	USD	3,810	3,907,032
8.375%, 2/15/32(1)	USD	1,270	1,321,189
Noble Finance II LLC, 6.25%, 6/15/34(1)	USD	1,485	1,442,893
NRG Energy, Inc.:
6.00%, 1/15/36(1)	USD	3,645	3,568,254
6.125%, 5/15/36(1)	USD	6,000	5,925,872
OAK-Eagle Acquireco, Inc.:
6.25%, 7/1/33(1)	EUR	1,600	1,932,974
8.75%, 7/1/34(1)	USD	4,750	5,006,937
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(9)	EUR	1,900	2,191,246
6.125%, 2/15/33(1)	EUR	7,000	8,073,010
7.25%, 2/15/33(1)	USD	3,810	3,734,826
Park River Holdings, Inc.:
8.00%, 3/15/31(1)	USD	5,080	5,061,114
8.75%, 12/31/30(1)	USD	2,540	2,348,455
Performance Food Group, Inc., 4.25%, 8/1/29(1)	USD	20,000	19,352,516
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44	USD	4,700	3,415,109
5.375%, 9/30/32	EUR	4,580	5,144,702
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	USD	4,450	4,499,876
10.00%, 9/15/33(1)	USD	4,450	4,430,817
QXO Building Products, Inc.:
6.50%, 7/15/31(1)	USD	575	577,863
6.875%, 7/15/34(1)	USD	1,340	1,343,020
Risewell Homes, Inc.:
8.50%, 11/1/30(1)	USD	2,540	2,594,008
9.25%, 10/1/29(1)	USD	6,350	6,444,291
Rocket Cos., Inc.:
6.125%, 8/1/31(1)	USD	1,220	1,226,231
6.50%, 6/15/34(1)	USD	815	822,461

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)		Value
United States (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	USD	7,630	$ 6,743,760
SCIH Salt Holdings, Inc.:
6.625%, 8/15/31(1)(13)	USD	2,305	2,307,468
8.00%, 8/15/32(1)(13)	USD	2,240	2,225,869
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	6,350	6,519,697
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	USD	10,000	9,993,363
Somnigroup International, Inc., 4.00%, 4/15/29(1)	USD	1,900	1,827,420
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	USD	12,000	11,991,947
Standard Industries, Inc., 4.75%, 1/15/28(1)	USD	11,169	11,108,598
Stonebriar ABF Issuer LLC:
7.00%, 8/15/31(1)	USD	1,225	1,226,574
8.125%, 12/15/30(1)	USD	8,160	8,500,876
Sunoco LP, 7.875% to 9/18/30(1)(14)(15)	USD	17,790	18,247,345
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	USD	9,833	9,875,916
Sword Purchaser LLC, 8.25%, 4/15/33(1)	USD	3,325	3,402,638
Synergy Infrastructure Holdings LLC:
7.00%, 7/15/34(1)	USD	710	716,725
7.875%, 12/1/30(1)	USD	7,630	7,978,195
Talen Energy Supply LLC, 6.125%, 5/1/31(1)	USD	4,000	3,978,053
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)	USD	7,630	7,732,334
TKC Holdings, Inc.:
8.50%, 8/15/30(1)	USD	7,535	7,707,167
12.00%, 2/15/31(1)	USD	550	581,733
TransDigm, Inc., 4.625%, 1/15/29	USD	15,000	14,715,603
Transocean International Ltd., 8.25%, 5/15/29(1)	USD	3,810	3,930,190
U.S. Foods, Inc., 4.75%, 2/15/29(1)	USD	7,030	6,933,026
UGI International LLC, 5.00%, 6/1/31(9)	EUR	1,580	1,861,115
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	USD	556	568,375
8.625%, 6/15/32(1)	USD	6,350	6,491,332
Uniti Services LLC, 7.50%, 10/15/33(1)	USD	6,348	6,493,179
Univision Communications, Inc.:
8.50%, 7/31/31(1)	USD	2,247	2,243,655
8.875%, 4/15/33(1)	USD	845	818,784
9.375%, 8/1/32(1)	USD	6,525	6,522,091
Venture Global Calcasieu Pass LLC:
3.875%, 11/1/33(1)	USD	6,350	5,574,468
6.00%, 5/1/36(1)	USD	1,260	1,245,900
Venture Global LNG, Inc.:
6.625%, 6/15/36(1)	USD	1,385	1,358,191
9.00% to 9/30/29(1)(14)(15)	USD	4,155	4,140,977
9.875%, 2/1/32(1)	USD	2,000	2,130,286
Security	Principal Amount (000s omitted)		Value
United States (continued)
Versant Media Group, Inc., 7.25%, 1/30/31(1)	USD	6,850	$ 7,066,659
VoltaGrid LLC, 7.375%, 11/1/30(1)	USD	9,530	9,583,040
Voyager Parent LLC, 9.25%, 7/1/32(1)	USD	8,419	8,949,417
WBI Operating LLC:
6.25%, 10/15/30(1)	USD	2,540	2,540,965
6.50%, 10/15/33(1)	USD	4,450	4,444,794
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)	USD	10,000	10,082,960
WS Escrow LLC, 7.75%, 6/1/33(1)	USD	1,685	1,744,416
WULF Compute LLC, 7.75%, 10/15/30(1)	USD	7,000	7,279,034
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/29(1)	USD	1,910	1,970,839
8.375%, 1/15/31(1)	USD	2,540	2,700,825
8.625%, 3/15/33(1)	USD	4,450	4,756,805
Total Corporate Bonds (identified cost $894,322,589)			$ 886,263,071

Foreign Corporate Bonds — 5.6%

Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Azule Energy Finance PLC:
8.125%, 1/23/30(9)	USD	7,007	$ 7,117,522
8.125%, 1/23/30(1)	USD	8,402	8,534,526
8.625%, 1/22/33(9)	USD	1,965	2,010,369
8.625%, 1/22/33(1)	USD	2,602	2,662,076
Sonangol Finance Ltd., 10.00%, 1/29/31(9)	USD	5,095	5,215,059
			$ 25,539,552
Argentina — 0.2%
Banco Macro SA:
8.00%, 6/23/29(9)	USD	963	$ 991,890
8.00%, 6/23/29(1)	USD	4,267	4,395,010
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75%, 6/11/33(1)	USD	10,993	10,599,670
Generacion Mediterranea SA/Central Termica Roca SA:
4.00%, 6/30/36(1)(12)	USD	625	257,810
7.50%, 12/31/34(1)	USD	4,537	3,667,132

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Argentina (continued)
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(1)	USD	3,497	$ 3,625,509
Petroquimica Comodoro Rivadavia SA/Luz de Tres Picos SA, 8.50%, 7/28/34(9)	USD	1,040	1,027,832
			$ 24,564,853
Armenia — 0.0%†
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(9)	USD	3,024	$ 3,028,001
			$ 3,028,001
Austria — 0.0%†
Constantia Flexibles GmbH:
6.25%, 7/15/32(1)	EUR	895	$ 1,037,084
6.25%, 7/15/32(9)	EUR	2,380	2,757,831
			$ 3,794,915
Brazil — 1.0%
Braskem Netherlands Finance BV:
4.50%, 1/10/28(9)	USD	2,164	$ 1,224,175
4.50%, 1/31/30(9)	USD	10,867	5,916,104
7.25%, 2/13/33(9)	USD	1,897	1,026,751
8.00%, 10/15/34(9)	USD	2,524	1,370,885
8.50%, 1/12/31(9)	USD	1,087	625,688
12.004% to 10/24/30, 1/23/81(9)(15)	USD	4,834	1,426,030
Constellation Oil Services Holding SA:
7.70%, 8/3/33(1)(13)	USD	3,700	3,727,750
9.375%, 11/7/29(9)	USD	988	1,043,328
9.375%, 11/7/29(1)	USD	5,245	5,538,720
CSN Inova Ventures, 6.75%, 1/28/28(9)	USD	6,862	5,757,939
CSN Resources SA:
4.625%, 6/10/31(9)	USD	2,649	1,638,067
5.875%, 4/8/32(9)	USD	4,403	2,721,736
FS Luxembourg SARL, 8.125%, 2/11/36(1)	USD	10,785	9,833,493
Gol Finance, Inc.:
14.375%, 6/6/30(9)	USD	1,350	1,304,438
14.375%, 6/6/30(1)	USD	5,319	5,139,484
InterCement Financial Operations BV, 6.50%, 6/15/31(9)(12)	USD	1,637	1,516,979
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(9)	USD	9,134	8,990,772
Movida Europe SA:
9.70%, 10/11/33(9)	USD	1,460	1,377,510
9.70%, 10/11/33(1)	USD	11,980	11,303,130
MV24 Capital BV, 6.748%, 6/1/34(9)	USD	3,174	3,214,593
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Oceanica Lux, 11.25%, 5/8/31(1)	USD	14,610	$ 14,656,752
OHI Group SA:
13.00%, 7/22/29(9)	USD	3,354	3,403,358
13.00%, 7/22/29(1)	USD	10,441	10,592,723
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(12)	USD	3,657	1,778,009
Raizen Fuels Finance SA:
5.70%, 1/17/35(9)	USD	6,671	3,546,570
6.25%, 7/8/32(9)	USD	1,081	575,470
6.25%, 7/8/32(1)	USD	7,037	3,746,147
6.45%, 3/5/34(9)	USD	2,635	1,408,078
6.70%, 2/25/37(9)	USD	8,105	4,284,383
Samarco Mineracao SA, 9.00%, (4.00% cash and 5.00% PIK), 6/30/31(9)	USD	19,800	19,962,605
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(9)(12)	USD	310	18,595
Vale SA, Series A6, 0.00%(14)(16)	BRL	50,226	3,913,758
Yinson Boronia Production BV:
8.947%, 7/31/42(9)	USD	1,883	2,076,932
8.947%, 7/31/42(1)	USD	2,660	2,933,759
			$ 147,594,711
Canada — 0.2%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	USD	15,891	$ 15,580,131
4.375%, 1/15/28(1)	USD	2,000	1,972,798
Aris Gold Corp., 7.50%, 8/26/27	USD	750	755,288
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	USD	5,080	5,441,721
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,281,250
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(9)	EUR	1,000	1,032,964
9.50%, 5/15/30(1)	USD	939	849,057
			$ 28,913,209
China — 0.1%
Kaisa Group Holdings Ltd.:
6.25%, (5.25% cash or 6.25% PIK), 12/28/28(1)(12)	USD	49	$ 857
6.50%, (5.50% cash or 6.50% PIK), 12/28/29(1)(12)	USD	82	1,436
6.75%, (5.75% cash or 6.75% PIK), 12/28/30(1)(12)	USD	99	1,486
7.00%, (6.00% cash or 7.00% PIK), 12/28/31(1)(12)	USD	149	2,521
7.25%, (6.25% cash or 7.25% PIK), 12/28/32(1)(12)	USD	141	2,111

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Kaisa Group Holdings Ltd.: (continued)
7.721%, (6.72% cash or 7.721% PIK), 12/28/28(1)(12)	USD	33	$ 627
KWG Group Holdings Ltd., 7.875%, 8/30/24(17)	USD	519	16,219
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(9)	USD	1,943	1,874,220
3.95%, 9/16/29(9)	USD	10,420	8,794,311
4.50%, 1/16/28(9)	USD	1,915	1,790,055
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(12)	USD	485	10,372
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(12)	USD	728	9,097
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(12)	USD	728	9,097
5.95%, (0.05% cash and 5.90% PIK), 7/21/31(1)	USD	2,730	37,533
Times China Holdings Ltd.:
4.00%, (1.00% cash and 3.00% PIK), 3/30/29(1)	USD	282	8,101
4.20%, (0.00% cash and 4.20% PIK), 9/30/32(1)	USD	1,051	24,965
			$ 12,583,008
Colombia — 0.2%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	6,009	$ 5,904,552
Banco Davivienda SA:
6.65% to 4/22/31(9)(14)(15)	USD	10,535	9,827,308
8.125% to 7/2/30, 7/2/35(9)(15)	USD	920	945,760
8.125% to 7/2/30, 7/2/35(1)(15)	USD	6,519	6,701,532
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(9)(15)	USD	5,797	6,396,990
			$ 29,776,142
Dominican Republic — 0.0%†
AES Espana BV, 7.75%, 8/3/33(1)(13)	USD	2,504	$ 2,517,383
			$ 2,517,383
France — 0.1%
Banijay Gaming SAS, 5.125%, 12/10/31(9)	EUR	6,230	$ 7,282,215
Egis SA, 5.125%, 5/15/31(9)	EUR	2,700	3,168,390
Eutelsat SA, 1.50%, 10/13/28(9)	EUR	3,600	4,000,679
HomeVi SASU:
6.625%, 10/31/31(9)	EUR	1,050	1,223,282
6.625%, 10/31/31(1)	EUR	1,110	1,293,183
			$ 16,967,749
Security	Principal Amount (000's omitted)		Value
Georgia — 0.1%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(14)(15)	USD	200	$ 210,809
9.50% to 7/16/29(9)(14)(15)	USD	9,577	10,094,559
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	16,650,000	1,399,080
TBC Bank JSC:
8.894% to 11/6/26(9)(14)(15)	USD	3,481	3,513,396
10.25% to 7/30/29(9)(14)(15)	USD	6,004	6,451,948
			$ 21,669,792
Germany — 0.1%
alstria SARL, 4.25%, 10/15/29(9)	EUR	2,400	$ 2,711,560
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	USD	5,080	4,517,441
Dynamo Newco II GmbH, 6.25%, 10/15/31(9)	EUR	3,273	3,526,435
HT Troplast GmbH, 7.625%, 7/15/31(9)	EUR	1,500	1,747,801
IHO Verwaltungs GmbH:
5.625%, (5.625% cash or 6.375% PIK), 5/15/31(9)(12)	EUR	670	805,706
7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)(12)	USD	425	440,838
7.75%, (7.75% cash or 8.50% PIK), 11/15/30(1)(12)	USD	1,000	1,039,801
			$ 14,789,582
Ghana — 0.0%†
Tullow Holdco 2 Ltd., 15.00%, (12.00% cash and 3.00% PIK), 11/15/28(9)	USD	4,240	$ 4,351,069
			$ 4,351,069
Greece — 0.1%
Aktor SA Holding Co. Technical & Energy Projects, 7.875%, 8/3/31(9)(13)	EUR	8,844	$ 10,186,219
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(9)	EUR	3,890	4,566,484
Piraeus Bank SA, 6.125% to 10/15/32(9)(14)(15)	EUR	3,128	3,593,877
			$ 18,346,580
Guyana — 0.0%†
Secure International Finance Co., Inc.:
10.00%, 6/3/29(1)	USD	1,059	$ 1,064,118
10.00%, 6/3/29(9)	USD	2,281	2,292,109
			$ 3,356,227
Hong Kong — 0.0%†
Li & Fung Ltd., 8.375%, 2/5/29(9)	USD	1,600	$ 1,632,096

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Hong Kong (continued)
Yuexiu REIT MTN Co. Ltd., 6.50%, 2/12/29(9)	USD	1,798	$ 1,834,109
			$ 3,466,205
Hungary — 0.0%†
MBH Bank Nyrt, 5.25% to 1/29/29, 1/29/30(9)(15)	EUR	3,101	$ 3,590,948
			$ 3,590,948
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(10)(14)(17)	EUR	920	$ 0
			$ 0
India — 0.1%
ICICI Bank Ltd./IFSC, 5.459%, 7/30/31(1)	USD	3,901	$ 3,921,175
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	730,000	9,582,536
			$ 13,503,711
Indonesia — 0.0%†
Nickel Industries Ltd., 9.00%, 9/30/30(1)	USD	1,010	$ 1,030,926
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(9)	USD	1,520	1,483,800
			$ 2,514,726
Ireland — 0.1%
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	USD	7,630	$ 7,905,954
			$ 7,905,954
Italy — 0.1%
CEME SpA, 6.791%, (3 mo. EURIBOR + 4.50%), 9/30/31(2)(9)	EUR	370	$ 419,197
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)	EUR	2,500	2,906,727
5.25%, 2/5/31(9)	EUR	3,100	3,604,342
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(1)(2)	EUR	180	209,650
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(2)(9)	EUR	555	646,421
Infrastrutture Wireless Italiane SpA:
1.75%, 4/19/31(9)	EUR	1,285	1,331,842
3.625%, 10/13/32(9)	EUR	1,215	1,320,060
La Doria SpA, 5.82%, (3 mo. EURIBOR + 3.375%), 12/30/30(2)(9)	EUR	1,400	1,632,045
TeamSystem SpA:
6.50%, 7/1/32(1)	EUR	845	968,475
6.50%, 7/1/32(9)	EUR	2,705	3,100,267
			$ 16,139,026
Security	Principal Amount (000's omitted)		Value
Jamaica — 0.1%
Digicel International Finance Ltd./Difl U.S. LLC:
8.625%, 8/1/32(9)	USD	302	$ 312,062
8.625%, 8/1/32(1)	USD	2,152	2,223,698
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	7,070	7,489,887
			$ 10,025,647
Kazakhstan — 0.2%
Bank RBK JSC, 7.70%, 5/19/31(9)	USD	10,856	$ 10,701,391
ForteBank JSC:
7.75%, 2/4/30(1)	USD	6,910	7,089,280
9.75% to 11/3/30(9)(14)(15)	USD	8,957	9,262,576
			$ 27,053,247
Kyrgyzstan — 0.1%
Eldik Bank OAO, 8.50%, 4/23/31(9)	USD	7,280	$ 7,267,778
			$ 7,267,778
Luxembourg — 0.3%
Aegis Lux 1a SARL, 5.625%, 10/29/31(9)	EUR	4,640	$ 5,435,689
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	1,000	1,163,569
6.75%, 7/30/30(9)	EUR	4,000	4,654,274
Currenta Group Holdings SARL, 6.283%, (3 mo. EURIBOR + 4.00%), 5/15/32(2)(9)	EUR	4,640	5,384,110
Essendi SA, 6.375%, 10/15/29(9)	EUR	3,690	4,414,560
FORESEA Holding SA, 7.50%, 6/15/30(9)	USD	3,523	3,500,134
INEOS Finance PLC:
7.25%, 3/31/31(9)	EUR	2,120	2,297,675
7.875%, 11/15/31(9)	EUR	1,500	1,649,887
J&F Luxembourg Finance SARL, 8.50%, 12/1/32(1)	USD	10,177	10,164,279
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(12)	EUR	1,582	1,886,561
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(9)(12)	EUR	3,468	4,135,366
			$ 44,686,104
Malaysia — 0.0%†
RED Cap Funding Ltd., 9.70% to 3/10/27, 9/10/27(3)(9)	USD	5,056	$ 5,167,586
			$ 5,167,586
Mexico — 0.4%
Alpha Holding SA de CV:
9.00%, 2/10/25(9)(17)	USD	2,654	$ 23,884

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Alpha Holding SA de CV: (continued)
10.00%, 12/19/22(9)(17)	USD	1,440	$ 12,958
Banca Mifel SA, 9.25% to 5/14/31(1)(14)(15)	USD	7,290	7,356,521
Banco Mercantil del Norte SA:
5.875% to 1/24/27(9)(14)(15)	USD	736	733,165
8.00% to 1/24/33(1)(14)(15)	USD	3,565	3,564,109
8.45% to 6/24/36(1)(14)(15)	USD	3,776	3,776,000
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
8.45% to 6/29/33, 6/29/38(9)(15)	USD	1,486	1,593,613
8.45% to 6/29/33, 6/29/38(1)(15)	USD	1,771	1,899,252
Braskem Idesa SAPI:
6.99%, 2/20/32(9)(17)	USD	7,187	4,719,056
7.45%, 11/15/29(9)(17)	USD	2,952	1,960,010
Controladora Mabe SA de CV, 5.60%, 10/23/28(9)	USD	2,287	2,079,535
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(9)(17)	USD	6,229	2,701,699
13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)(17)	USD	1,693	734,339
Financiera Independencia SAB de CV SOFOM ENR, 12.00%, 3/1/28(9)	USD	1,121	1,123,802
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(9)	USD	2,656	2,682,560
8.625%, 11/15/31(1)	USD	6,345	6,408,450
Orbia Advance Corp. SAB de CV:
6.80%, 5/13/30(9)	USD	1,562	1,561,360
7.50%, 5/13/35(9)	USD	1,962	1,983,682
Petroleos Mexicanos, 6.84%, 1/23/30	USD	8,000	8,126,160
			$ 53,040,155
Mongolia — 0.1%
Golomt Bank, 7.95%, 5/14/29(9)	USD	8,613	$ 8,647,369
Mongolian Mining Corp., 8.44%, 4/3/30(9)	USD	3,327	3,394,046
State Bank JSC, 8.90%, 9/25/28(9)	USD	6,640	6,668,761
			$ 18,710,176
Netherlands — 0.1%
Sampa Finance & Investment BV, 9.50%, 7/7/31(9)	EUR	5,876	$ 6,706,527
			$ 6,706,527
Nigeria — 0.2%
Access Bank PLC, 6.125%, 9/21/26(9)	USD	6,696	$ 6,697,521
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Dangote Fertiliser Ltd., 7.75%, 5/5/31(9)	USD	14,286	$ 14,369,795
Dangote Petroleum Refinery & Petrochemicals FZE, 7.50%, 7/16/31(9)	USD	3,628	3,622,547
			$ 24,689,863
Pakistan — 0.0%†
Veon Midco BV, 3.375%, 11/25/27(9)	USD	571	$ 555,583
			$ 555,583
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	907	$ 123,352
7.70%, 7/21/28(9)	USD	914	124,304
Ueno Bank SA, 6.70%, 3/6/31(9)	USD	207	190,289
			$ 437,945
Peru — 0.1%
Auna SA:
10.00%, 12/18/29(9)	USD	3,516	$ 3,722,632
10.00%, 12/18/29(1)	USD	5,370	5,685,607
Integratel Peru SAA, 7.375%, 4/10/27(9)(17)	PEN	4,500	503,163
			$ 9,911,402
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(9)(10)(14)(15)(17)	USD	1,226	$ 0
			$ 0
Slovenia — 0.0%†
Summer BidCo BV:
8.875% PIK, 1/31/31(1)	EUR	483	$ 572,182
8.875% PIK, 1/31/31(9)	EUR	1,902	2,252,205
United Group BV, 6.50%, 10/31/31(9)	EUR	2,220	2,624,772
			$ 5,449,159
South Africa — 0.1%
Sasol Financing USA LLC, 8.75%, 4/10/33(9)	USD	8,674	$ 9,071,052
			$ 9,071,052
Spain — 0.0%†
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	USD	2,000	$ 1,970,532

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Spain (continued)
Molins Finance SA, 5.50%, 6/15/33(9)	EUR	1,465	$ 1,753,586
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(9)	EUR	2,042	2,228,054
			$ 5,952,172
Switzerland — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	USD	3,615	$ 3,414,563
9.50%, 6/1/28(1)	USD	3,810	3,872,576
			$ 7,287,139
Togo — 0.0%†
Ecobank Transnational, Inc., 10.125%, 10/15/29(1)	USD	1,504	$ 1,664,337
			$ 1,664,337
Turkey — 0.2%
Akbank TAS:
8.25% to 9/8/31, 12/8/36(9)(15)	USD	3,308	$ 3,317,046
9.369% to 3/14/29(9)(14)(15)	USD	5,527	5,613,271
Guermat Elektrik Ueretim AS, 10.748%, 5/21/35(9)	USD	7,440	7,362,608
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	3,556	3,604,411
Limak Yenilenebilir Enerji AS:
9.625%, 8/12/30(9)	USD	2,024	1,998,413
9.625%, 8/12/30(1)	USD	2,400	2,369,660
Turkiye Garanti Bankasi AS, 8.125% to 10/8/30, 1/8/36(9)(15)	USD	2,805	2,824,393
Turkiye Is Bankasi AS, 8.40% to 4/23/33, 7/23/38(9)(15)	USD	8,906	8,829,087
WE Soda Investments Holding PLC, 9.50%, 10/6/28(9)	USD	739	743,825
			$ 36,662,714
Ukraine — 0.1%
Kernel Holding SA, 6.75%, 10/27/27(9)	USD	10,116	$ 9,888,779
MHP Lux SA:
6.25%, 9/19/29(1)	USD	415	388,361
6.25%, 9/19/29(9)	USD	3,272	3,061,966
10.50%, 7/28/29(9)	USD	4,102	4,270,115
			$ 17,609,221
United Arab Emirates — 0.0%†
Alpha Star Holding IX Ltd., 7.00%, 8/26/28(9)	USD	484	$ 473,424
Security	Principal Amount (000's omitted)		Value
United Arab Emirates (continued)
Alpha Star Holding VIII Ltd., 8.375%, 4/12/27(9)	USD	626	$ 627,207
Alpha Star Holding X Ltd., 6.125%, 8/5/29(9)	USD	2,233	2,119,325
			$ 3,219,956
United Kingdom — 0.5%
Alexandrite Monnet U.K. Holdco PLC, 6.875%, 5/31/31(9)	EUR	2,640	$ 3,099,828
Allwyn Entertainment Financing U.K. PLC:
4.625%, 8/15/31(9)	EUR	900	1,029,640
4.625%, 8/15/31(1)	EUR	3,360	3,843,989
Avianca Midco 2 PLC:
9.50%, 1/28/31(1)	USD	1,504	1,408,485
9.625%, 2/14/30(9)	USD	1,620	1,566,313
9.625%, 2/14/30(1)	USD	2,515	2,431,653
B&M European Value Retail PLC, 4.00%, 11/15/28(9)	GBP	2,800	3,707,088
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(9)	EUR	2,315	2,655,960
7.375%, 6/15/31(9)	GBP	5,030	6,827,312
Boots Group Finco LP:
5.375%, 8/31/32(9)	EUR	1,520	1,792,326
7.375%, 8/31/32(9)	GBP	3,180	4,390,013
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	USD	2,100	2,072,130
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(9)	GBP	3,000	4,169,343
CPUK Finance Ltd., 6.875%, 8/28/32(9)	GBP	4,960	6,735,082
Edge Finco PLC, 8.125%, 8/15/31(9)	GBP	6,290	8,827,506
Froneri Lux FinCo SARL, 4.75%, 8/1/32(9)	EUR	3,430	3,844,352
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	USD	800	794,393
NES Fircroft Bondco AS, 10.00%, 8/13/31(9)(13)	USD	3,000	3,044,115
Nomad Foods Bondco PLC, 5.25%, 7/15/33(9)	EUR	3,150	3,631,155
Ocado Group PLC, 11.00%, 6/15/30(9)	GBP	775	1,091,552
Sherwood Financing PLC, 7.625%, 12/15/29(9)	EUR	2,800	3,293,970
Virgin Media Secured Finance PLC, 4.125%, 8/15/30(9)	GBP	4,930	5,620,483
Zegona Finance PLC, 4.25%, 1/15/32(9)	EUR	1,850	2,121,165
			$ 77,997,853
Uzbekistan — 0.1%
Aloqabank JSC, 7.70%, 5/18/31(9)	USD	5,520	$ 5,501,487
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	16,857,000	1,411,237
Ipoteka-Bank ATIB:
17.50%, 10/9/28(9)	UZS	19,980,000	1,723,532
20.50%, 4/25/27(9)	UZS	51,340,000	4,455,858

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
JSCB Agrobank, 20.75%, 9/15/28	UZS	13,770,000	$ 1,221,582
Uzbek Industrial & Construction Bank ATB, 9.45% to 10/23/30(9)(14)(15)	USD	6,970	7,243,383
			$ 21,557,079
Venezuela — 0.3%
Petroleos de Venezuela SA:
5.375%, 4/12/27(9)(17)	USD	3,636	$ 1,334,412
5.50%, 4/12/37(9)(17)	USD	109	40,145
6.00%, 10/28/22(9)(17)	USD	11,888	4,338,958
6.00%, 5/16/24(9)(17)	USD	20,537	7,749,996
6.00%, 11/15/26(9)(17)	USD	46,483	17,617,024
9.00%, 11/17/21(9)(17)	USD	2,526	1,095,948
9.75%, 5/17/35(9)(17)	USD	2,154	980,919
12.75%, 2/17/22(9)(17)	USD	13,240	6,586,751
			$ 39,744,153
Total Foreign Corporate Bonds (identified cost $837,526,934)			$ 839,380,191

Government National Mortgage Association Participation Agreements — 1.3%

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.481%, 1/1/59(18)	$143,386	$ 144,033,559
Government National Mortgage Association Participation Agreements, Mezzanine Tranche, 7.831%, 9/10/27(18)	56,073	56,528,311
Total Government National Mortgage Association Participation Agreements (identified cost $199,459,669)		$ 200,561,870

Insurance Linked Securities — 3.7%

Security	Shares	Value
Reinsurance Side Cars — 2.0%
Beacon RE(8)(10)(19)(20)	27,008,881	$ 27,524,751
Beacon RE(8)(10)(19)(20)	32,491,119	32,491,119
Eden Re II Ltd.:
Series 2023A, 0.00%, 3/19/27(1)(10)(20)	257,143	694,954
Series 2023B, 0.00%, 3/19/27(1)(10)(20)	31,162	472,596
Series 2024A, 0.00%, 3/17/28(1)(10)(20)	81,053	224,467
Series 2024B, 0.00%, 3/17/28(1)(10)(20)	64,938	968,515
Security	Shares	Value
Reinsurance Side Cars (continued)
Eden Re II Ltd.: (continued)
Series 2025A, 0.00%, 3/19/30(1)(10)(20)	174,419	$ 4,282,413
George Street RE(8)(10)(20)	992	63,666,068
Mt. Logan Re Ltd.:
Participating Units(8)(10)(19)(20)	38,000,000	41,948,200
Series 13, Participating Units(10)(11)(20)	10,000	39,598,553
Series 17, Participating Units(8)(10)(11)(20)	860	3,360,740
Series 19, Participating Units(8)(10)(11)(20)	7,464	17,763,930
PartnerRe Ltd.(8)(10)(20)	67	72,474,643
		$ 305,470,949
Segregated Account/Funds — 1.7%
1863 Fund Ltd. - Core Nat Cat Fund(8)(10)(20)	80,048,206	$ 110,682,655
PartnerRe ILS Fund SAC Ltd.(8)(10)(11)(20)	34,000,000	49,640,000
Voussoir Re Ltd.(8)(10)(20)	7,480	10,759,099
Jaffa Capital Fund(8)(10)(19)(20)	330,000	33,135,300
Voussoir Re Ltd.(8)(10)(20)	41,584	56,044,864
		$ 260,261,918
Total Insurance Linked Securities (identified cost $470,722,288)		$ 565,732,867

Preferred Stocks — 0.2%

Security	Principal Amount/ Shares	Value
Puerto Rico — 0.0%†
Liberty Latin America Ltd., Series A, 9.00%	38,500	$ 779,240
		$ 779,240
United States — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(8)(11)(12)	$8,224,000	$ 8,243,614
Alphabet, Inc.:
Series A, 6.25%	17,650	885,324
Series B, 6.25%	17,650	886,030
Boeing Co., 6.00%	52,000	3,474,120
Hewlett Packard Enterprise Co., 7.625%	51,000	6,351,030
Oracle Corp., 6.50%	44,000	1,839,200
PG&E Corp., Series A, 6.00%	58,000	2,459,780
		$ 24,139,098
Total Preferred Stocks (identified cost $21,125,917)		$ 24,918,338

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.3%(21)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Argentina — 0.1%
VMOS SA:
Term Loan, 9.338% - 9.342%, (6 mo. USD Term SOFR + 5.50%), 7/8/30		13,708	$ 14,104,086
Term Loan, 7/8/30(22)		4,282	4,281,620
			$ 18,385,706
Brazil — 0.1%
Usina Caete SA, Term Loan, 10.49%, (3 mo. USD Term SOFR + 5.50%), 5/31/28		10,125	$ 10,125,000
			$ 10,125,000
Canada — 0.1%
ABC Technologies, Inc.:
Term Loan, 8.316%, (1 mo. EURIBOR + 6.13%), 8/22/31(10)	EUR	3,573	3,992,898
Term Loan, 9.731% - 9.732%, (1 mo. USD Term SOFR + 6.00%, 3 mo. USD Term SOFR + 6.00%), 8/22/31(10)		6,002	$ 5,816,435
Term Loan, 11.981% - 11.982%, (1 mo. USD Term SOFR + 8.25%, 3 mo. USD Term SOFR + 8.25%), 8/22/31(10)		7,302	7,148,961
			$ 16,958,294
Jamaica — 0.0%†
Digicel International Finance Ltd.:
Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 8/6/32		3,357	$ 3,384,012
Term Loan, 8/6/32(23)		881	887,699
			$ 4,271,711
Luxembourg — 0.0%†
INEOS Finance PLC, Term Loan, 6/25/32(23)		5,000	$ 4,650,000
INEOS U.S. Finance LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,383	1,314,250
			$ 5,964,250
Paraguay — 0.0%†
Frigorifico Concepcion SA, Term Loan, 9.326%, (3 mo. USD Term SOFR + 5.50%), 12/8/26		2,323	$ 315,930
			$ 315,930
Borrower/Description	Principal Amount* (000’s omitted)	Value
Puerto Rico — 0.0%†
Coral-US Co-Borrower LLC, Term Loan, 7.003%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	5,892	$ 5,776,330
		$ 5,776,330
Singapore — 0.1%
HGDC Holdings Ltd., Term Loan, 8.582%, (3 mo. USD Term SOFR + 4.85%), 3/31/29	10,690	$ 10,720,830
Princeton Digital Group Ltd.:
Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.65%), 5/6/29	5,029	5,010,468
Term Loan, 9.153%, (3 mo. USD Term SOFR + 5.50%), 12/1/26	2,011	2,011,429
		$ 17,742,727
Suriname — 0.4%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(22)	47,054	$ 47,053,511
Term Loan, 9.31% - 9.413%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	5,346	5,445,003
		$ 52,498,514
Tanzania — 0.0%†
PIH Communication LLC, Term Loan, 7.177%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	5,457	$ 5,448,450
		$ 5,448,450
United States — 0.4%
Asurion LLC, Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33	1,524	$ 1,431,388
Bausch Health Cos., Inc., Term Loan, 10/8/30(23)	1,000	972,725
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.906%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	1,125	1,100,672
Coreweave Financing DDTL V LLC, Term Loan, 8.12% - 8.14%, (1 mo. USD Term SOFR + 4.50%), 11/17/31	2,033	2,034,459
CP Atlas Buyer, Inc., Term Loan, 8.981%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	6,318	5,512,635
Crash Champions LLC, Term Loan, 8.416%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	6,455	6,292,955
E.W. Scripps Co., Term Loan, 7.132%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	8,351	8,049,541
LBM Acquisition LLC, Term Loan, 7.574%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	6,995	5,623,153
Men's Wearhouse, Inc., Term Loan, 9.414%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	1,684	1,700,695
Oak-Eagle AcquireCo, Inc., Term Loan, 8/4/33(23)	2,000	2,014,630

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value
United States (continued)
Park River Holdings, Inc., Term Loan, 8.225%, (3 mo. USD Term SOFR + 4.50%), 3/15/31		5,055	$ 5,063,825
Peninsula Pacific Entertainment LLC, Term Loan, 8.596%, (6 mo. USD Term SOFR + 4.75%), 10/1/32		1,145	1,151,446
Proofpoint, Inc., Term Loan, 8/30/30(23)		654	643,168
Specialty Building Products Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		3,964	3,712,334
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		5,000	4,829,475
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33		1,133	1,142,532
Worthington Steel, Inc., Term Loan, 6/1/33(23)		1,585	1,593,123
			$ 52,868,756
Uzbekistan — 0.1%
Joint Stock Commercial Bank Agrobank, Term Loan, 17.25%, 7/21/28(24)	UZS	8,880,000	743,303
JSCB Agrobank, Term Loan, 5.908%, (3 mo. EURIBOR + 3.50%), 12/21/26(10)	EUR	10,000	11,531,498
			$ 12,274,801
Total Senior Floating-Rate Loans (identified cost $205,532,345)			$ 202,630,469

Sovereign Government Bonds — 13.9%

Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Argentina Bonar Bonds, 0.75% to 7/9/27, 7/9/30(3)	USD	24,000	$ 13,101,360
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(3)	USD	5,000	3,707,500
4.125% to 7/9/27, 7/9/35(3)	USD	4,500	3,568,500
6.055%, 12/15/35(4)	EUR	15,340	2,323,719
Province of Santa Fe, 8.10%, 12/11/34(9)	USD	2,152	2,152,000
Provincia de Cordoba, 9.75%, 7/2/32(9)	USD	4,000	4,281,000
Provincia del Chubut Argentina, 9.45%, 4/29/36(9)	USD	4,000	4,266,880
			$ 33,400,959
Brazil — 4.1%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/26	BRL	3,122,700	$ 602,581,767
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(25)	BRL	19,465	$ 16,103,157
			$ 618,684,924
Colombia — 2.2%
Colombia TES:
6.50%, 1/22/31	COP	74,323,857	$ 23,775,152
7.25%, 10/18/34	COP	83,117,000	19,856,272
11.75%, 1/24/35	COP	287,497,200	89,093,543
12.50%, 2/27/30	COP	533,048,400	168,481,326
13.25%, 2/9/33	COP	71,821,300	23,771,455
			$ 324,977,748
Hungary — 0.1%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	4,706,560	$ 16,394,644
			$ 16,394,644
Iceland — 0.1%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,145,294	$ 7,260,027
6.50%, 1/24/31	ISK	45,514	354,387
7.00%, 9/17/35	ISK	384,686	3,104,262
			$ 10,718,676
Kazakhstan — 0.2%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	93,325	$ 167,514
7.90%, 12/20/38	KZT	623,606	861,815
10.55%, 7/28/29	KZT	185,948	353,723
14.00%, 5/12/31	KZT	265,171	541,399
14.00%, 2/13/35	KZT	182,343	382,992
14.10%, 5/22/38	KZT	8,376,819	17,756,138
14.45%, 6/5/33	KZT	43,565	94,058
14.94%, 6/18/31	KZT	1,559,016	3,364,815
15.10%, 3/12/34	KZT	4,165,610	9,216,887
15.18%, 2/5/32	KZT	1,247,212	2,716,497
16.95%, 10/9/30	KZT	309,913	703,960
			$ 36,159,798
Kenya — 0.0%†
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(9)	USD	515	$ 480,871
8.70%, 2/26/39(9)	USD	2,236	2,154,753
8.80%, 10/9/38(9)	USD	640	624,553

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kenya (continued)
Republic of Kenya Government International Bonds: (continued)
9.50%, 3/5/36(9)	USD	534	$ 551,631
			$ 3,811,808
Mexico — 2.0%
Mexican Bonos, 8.00%, 2/21/36	MXN	5,586,000	$ 298,691,914
			$ 298,691,914
New Zealand — 1.9%
New Zealand Government Bonds:
2.75%, 4/15/37(9)	NZD	40,000	$ 19,613,849
4.25%, 5/15/36	NZD	293,000	166,842,935
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(25)	NZD	153,883	91,315,709
			$ 277,772,493
Peru — 0.1%
Peru Government Bonds:
6.90%, 8/12/37	PEN	23,115	$ 6,970,101
7.60%, 8/12/39(9)	PEN	37,775	11,924,949
			$ 18,895,050
Poland — 0.2%
Republic of Poland Government Bonds, 2.00%, 8/25/36(25)	PLN	100,960	$ 24,371,440
			$ 24,371,440
Serbia — 0.2%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 31,151,976
			$ 31,151,976
South Africa — 2.3%
Republic of South Africa Government Bonds:
6.25%, 3/31/36	ZAR	637,100	$ 32,399,260
8.50%, 1/31/37	ZAR	2,338,386	137,888,280
8.875%, 2/28/35	ZAR	2,602,771	160,286,672
10.875%, 3/31/38	ZAR	230,000	15,736,864
			$ 346,311,076
United Kingdom — 0.1%
U.K. Gilts, 4.125%, 1/29/27(9)(26)	GBP	11,800	$ 15,909,199
			$ 15,909,199
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%†
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(9)	UZS	6,450,000	$ 547,810
			$ 547,810
Venezuela — 0.2%
Venezuela Government International Bonds:
6.00%, 12/9/20(9)(17)	USD	531	$ 226,103
7.00%, 3/31/38(9)(17)	USD	183	80,245
7.65%, 4/21/25(9)(17)	USD	10,276	4,655,131
7.75%, 10/13/19(9)(17)	USD	11,340	5,247,421
8.25%, 10/13/24(9)(17)	USD	4,663	2,170,766
9.00%, 5/7/23(9)(17)	USD	122	59,170
9.25%, 9/15/27(17)	USD	22,489	11,206,718
9.25%, 5/7/28(9)(17)	USD	10,905	5,329,868
9.375%, 1/13/34(17)	USD	1,120	550,491
11.75%, 10/21/26(9)(17)	USD	1,521	836,495
11.95%, 8/5/31(9)(17)	USD	4,558	2,504,566
12.75%, 8/23/22(9)(17)	USD	551	307,903
			$ 33,174,877
Total Sovereign Government Bonds (identified cost $2,022,097,023)			$2,090,974,392

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(6)
Series 2021-SB91, Class X1, 0.655%, 8/25/41(4)	$20,396	$ 491,133
Series 2021-SB92, Class X1, 0.522%, 8/25/41(4)	17,894	457,828
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.662%, 4/16/63(4)	23,059	1,156,589
Series 2021-132, Class IO, 0.71%, 4/16/63(4)	59,948	3,046,970
Series 2021-144, Class IO, 0.808%, 4/16/63(4)	23,109	1,345,253
Series 2021-186, Class IO, 0.736%, 5/16/63(4)	42,171	2,317,472
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	64,024	2,899,733
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $14,812,861)		$ 11,714,978

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 25.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.23%, (COF + 1.254%), with maturity at 2035(27)	$12	$ 11,657
4.637%, (COF + 1.25%), with maturity at 2030(27)	15	15,254
6.00%, with various maturities to 2055	8,125	8,253,929
6.50%, with maturity at 2053	4,083	4,245,736
7.00%, with various maturities to 2053	922	976,659
Federal National Mortgage Association:
3.988%, (COF + 1.254%), with maturity at 2035(27)	2	2,294
4.985%, (COF + 1.793%), with maturity at 2035(27)	161	159,823
5.50%, with maturity at 2054	1,150	1,147,670
6.00%, with various maturities to 2053	11,210	11,407,683
6.50%, with various maturities to 2055	47,936	49,582,120
8.50%, with maturity at 2032	36	37,496
Government National Mortgage Association:
5.00%, 30-Year, TBA(28)	468,700	453,950,456
5.00%, with maturity at 2052	13,634	13,343,260
5.50%, 30-Year, TBA(28)	196,000	194,873,578
5.50%, with various maturities to 2063	51,004	51,047,359
5.50%, with maturity at 2056(26)	121,200	120,641,916
6.00%, with various maturities to 2066	257,990	263,719,363
6.00%, 30-Year, TBA(28)	262,000	265,597,640
6.50%, with various maturities to 2066	313,117	323,256,425
7.00%, with various maturities to 2064	18,512	19,232,899
7.50%, with various maturities to 2054	2,220	2,308,985
8.00%, with various maturities to 2054	1,404	1,452,548
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(28)	942,300	909,908,485
5.50%, 30-Year, TBA(28)	1,139,800	1,128,669,112
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,833,086,696)		$3,823,842,347

U.S. Government Guaranteed Small Business Administration Loans — 0.0%†

Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(29)(30) Series 2018-1, Class A, 2.786%, 3/25/44(1)(4)	$97,109	$ 5,207,990
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,340,116)		$ 5,207,990

Short-Term Investments — 7.1%

Affiliated Fund — 5.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(31)	885,770,468	$ 885,770,468
Total Affiliated Fund (identified cost $885,770,468)		$ 885,770,468

Sovereign Government Securities — 0.4%

Security	Principal Amount (000's omitted)		Value
Hungary — 0.4%
National Bank of Hungary Bills, 0.00%, 8/6/26	HUF	22,063,000	$ 69,714,188
Total Sovereign Government Securities (identified cost $69,524,610)			$ 69,714,188

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/6/26(26)	$15,798	$ 15,793,067
0.00%, 8/13/26(26)	14,960	14,945,040
0.00%, 9/3/26	15,040	14,992,964
0.00%, 9/10/26(26)	10,202	10,163,162
0.00%, 9/17/26(26)	10,000	9,954,374
0.00%, 10/8/26(26)	8,000	7,946,161
0.00%, 10/15/26(26)	5,500	5,458,989
0.00%, 10/22/26(26)	14,890	14,768,363
0.00%, 10/29/26(26)	11,900	11,794,408

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 11/5/26(26)	$9,600	$ 9,507,268
Total U.S. Treasury Obligations (identified cost $115,297,978)		$ 115,323,796
Total Short-Term Investments (identified cost $1,070,593,056)		$1,070,808,452

Total Purchased Options and Swaptions — 0.0%† (identified cost $2,261,589)	$ 2,163,544
Total Investments — 118.6% (identified cost $17,914,490,009)	$17,901,232,500
Less Unfunded Loan Commitments — (0.3)%	$ (52,486,833)
Net Investments — 118.3% (identified cost $17,862,003,176)	$17,848,745,667
Total Written Options and Swaptions — (0.0)%† (premiums received $633,841)	$ (599,764)
Other Assets, Less Liabilities — (18.3)%	$(2,755,059,904)
Net Assets — 100.0%	$15,093,085,999

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $4,406,410,772 or 29.2% of the Portfolio's net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2026.
(6)
Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Non-income producing security.
(9)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $707,362,551 or 4.7% of the Portfolio's net assets.

(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Restricted security.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	When-issued security.
(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at July 31, 2026.
(17)
Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(19)	Quantity held represents principal in USD.
(20)
Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(21)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(22)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$51,335,131.

(23)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(24)	Fixed-rate loan.

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(25)
Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(27)
Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at
July 31, 2026.

(28)
TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.

(29)
Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(30)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2026 of all interest only securities comprising the trust.
(31)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CLP	Bank of America, N.A.	USD	951,318	CLP	875.00	10/26/26	$126,311
Put USD vs. Call CLP	Bank of America, N.A.	USD	8,767,000	CLP	886.00	1/27/27	112,822
Put USD vs. Call CNH	Standard Chartered Bank	USD	43,300,000	CNH	6.60	11/10/26	34,164
Put USD vs. Call INR	Bank of America, N.A.	USD	300,000	INR	92.00	9/30/26	7,392
Put USD vs. Call INR	Bank of America, N.A.	USD	160,000	INR	92.00	10/1/26	4,034
Put USD vs. Call INR	Barclays Bank PLC	USD	6,000,000	INR	94.00	9/10/26	7,716
Put USD vs. Call INR	Barclays Bank PLC	USD	200,000	INR	92.00	9/30/26	4,928
Put USD vs. Call INR	Barclays Bank PLC	USD	74,000	INR	92.00	10/1/26	1,866
Put USD vs. Call INR	Goldman Sachs International	USD	5,000,000	INR	94.00	9/10/26	6,430
Put USD vs. Call INR	Goldman Sachs International	USD	9,500,000	INR	95.00	10/16/26	46,550
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	250,000	INR	92.00	9/30/26	6,160
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	9,000,000	INR	95.00	10/16/26	44,100
Total							$402,473

†	Amount is less than 0.05% or (0.05)%, as applicable.

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 6/11/32 to receive 3-month ZAR-JIBAR and pay 8.02%	JPMorgan Chase Bank, N.A.	ZAR	247,820,000	6/11/27	$250,804
Option to enter into interest rate swap expiring 6/11/32 to receive 6-month PLN-WIBOR and pay 4.88%	JPMorgan Chase Bank, N.A.	PLN	47,646,000	6/9/27	137,575
Option to enter into interest rate swap expiring 6/14/32 to receive 3-month ZAR-JIBAR and pay 7.86%	JPMorgan Chase Bank, N.A.	ZAR	173,099,000	6/14/27	207,007
Option to enter into interest rate swap expiring 6/15/32 to receive 6-month PLN-WIBOR and pay 4.77%	Bank of America, N.A.	PLN	17,729,000	6/11/27	60,019
Option to enter into interest rate swap expiring 6/23/32 to receive 6-month PLN-WIBOR and pay 4.47%	JPMorgan Chase Bank, N.A.	PLN	24,178,000	6/21/27	154,383
Option to enter into interest rate swap expiring 6/9/32 to receive 3-month ZAR-JIBAR and pay 8.09%	JPMorgan Chase Bank, N.A.	ZAR	246,954,000	6/9/27	229,813
Total					$1,039,601

† Amount is less than 0.05% or (0.05)%, as applicable.

Purchased Put Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CBOT 2 - Year U.S. Treasury Notes Futures 09/26	834	$171,478,220	$102.75	8/21/26	$247,595
CBOT 2 - Year U.S. Treasury Notes Futures 09/26	174	35,776,031	103	8/21/26	97,875
CBOT 5 - Year U.S. Treasury Notes Futures 09/26	313	33,170,664	106	8/21/26	127,156
CBOT 5 - Year U.S. Treasury Notes Futures 09/26	209	22,149,102	106.25	8/21/26	111,031
CBOT 5 - Year U.S. Treasury Notes Futures 11/26	168	17,804,063	106	10/23/26	137,813
Total					$721,470

†	Amount is less than 0.05% or (0.05)%, as applicable.

Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR vs. Put HUF	BNP Paribas	EUR	2,062,000	HUF	414.70	7/18/28	$(51,453)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	1,851,000	HUF	397.40	6/7/28	(62,886)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	1,851,000	HUF	400.76	6/8/28	(58,453)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	2,484,000	HUF	397.40	6/29/28	(87,322)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	4,123,000	HUF	399.60	7/13/28	(140,960)
Call HUF vs. Put EUR	BNP Paribas	EUR	2,062,000	HUF	351.90	7/18/28	(30,861)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	1,851,000	HUF	348.10	6/7/28	(21,846)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	1,851,000	HUF	350.40	6/8/28	(24,722)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	2,484,000	HUF	350.30	6/29/28	(33,648)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	4,123,000	HUF	353.10	7/13/28	$(65,202)
Call USD vs. Put INR	Barclays Bank PLC	USD	6,000,000	INR	100.00	9/10/26	(1,572)
Call USD vs. Put INR	Goldman Sachs International	USD	5,000,000	INR	100.00	9/10/26	(1,310)
Call USD vs. Put INR	Goldman Sachs International	USD	9,500,000	INR	100.50	10/16/26	(8,693)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	9,000,000	INR	100.00	10/16/26	(10,836)
Total							$(599,764)

† Amount is less than 0.05% or (0.05)%, as applicable.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,940,523	USD	3,363,955	9/16/26	$32,678
EUR	333,904	USD	386,007	9/16/26	(310)
EUR	494,826	USD	572,039	9/16/26	(460)
EUR	1,084,472	USD	1,253,694	9/16/26	(1,008)
EUR	1,114,601	USD	1,288,525	9/16/26	(1,036)
KRW	73,804,000,000	USD	48,702,653	9/16/26	2,463,693
KRW	45,657,000,000	USD	30,110,796	9/16/26	1,541,985
KRW	36,782,000,000	USD	24,187,545	9/16/26	1,312,435
KRW	35,671,000,000	USD	23,466,991	9/16/26	1,262,762
KRW	11,615,000,000	USD	7,623,400	9/16/26	428,970
KRW	7,035,300,000	USD	4,798,159	9/16/26	79,227
PEN	94,730,000	USD	27,874,062	9/16/26	(45,697)
TWD	271,604,400	USD	8,411,149	9/16/26	9,927
TWD	118,826,869	USD	3,678,167	9/16/26	6,052
TWD	175,410,731	USD	5,432,859	9/16/26	5,738
TWD	146,894,944	USD	4,633,471	9/16/26	(79,004)
TWD	154,538,662	USD	4,885,857	9/16/26	(94,396)
TWD	216,828,018	USD	6,829,874	9/16/26	(107,137)
TWD	173,667,776	USD	5,500,733	9/16/26	(116,176)
TWD	228,239,955	USD	7,197,826	9/16/26	(121,262)
TWD	237,785,550	USD	7,516,965	9/16/26	(144,441)
TWD	281,055,421	USD	8,867,500	9/16/26	(153,397)
TWD	359,001,300	USD	11,308,196	9/16/26	(177,386)
TWD	387,386,649	USD	12,250,155	9/16/26	(239,259)
TWD	393,713,646	USD	12,447,353	9/16/26	(240,289)
TWD	538,670,249	USD	16,995,701	9/16/26	(294,268)
TWD	684,719,867	USD	21,592,231	9/16/26	(362,539)
TWD	787,428,523	USD	24,843,073	9/16/26	(428,907)
TWD	1,116,069,440	USD	35,211,792	9/16/26	(608,137)
USD	9,062,481	COP	32,282,823,000	9/16/26	(1,068,861)
USD	13,280,807	COP	46,436,340,000	9/16/26	(1,292,345)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	15,029,473	COP	53,798,000,000	9/16/26	$(1,853,993)
USD	14,649,262	COP	52,902,000,000	9/16/26	(1,953,012)
USD	19,868,318	COP	69,598,719,000	9/16/26	(1,973,899)
USD	17,511,569	COP	64,120,360,000	9/16/26	(2,611,371)
USD	31,982,600	COP	116,032,873,000	9/16/26	(4,432,083)
USD	40,047,297	COP	145,369,686,000	9/16/26	(5,574,179)
USD	85,858,628	COP	301,836,008,000	9/16/26	(8,866,790)
USD	46,869,362	EUR	40,543,000	9/16/26	37,669
USD	26,211,671	EUR	22,673,655	9/16/26	21,067
USD	18,595,058	EUR	16,085,123	9/16/26	14,945
USD	11,560,408	EUR	10,000,000	9/16/26	9,291
USD	8,462,759	EUR	7,320,467	9/16/26	6,802
USD	7,164,088	EUR	6,197,089	9/16/26	5,758
USD	3,579,550	EUR	3,096,388	9/16/26	2,877
USD	3,399,365	EUR	2,940,523	9/16/26	2,732
USD	1,040,437	EUR	900,000	9/16/26	836
USD	460,636	EUR	398,460	9/16/26	370
USD	381,986	EUR	333,904	9/16/26	(3,711)
USD	7,726,591	INR	742,000,000	9/16/26	(20,988)
USD	27,846,204	PEN	94,730,000	9/16/26	17,838
USD	527,964	PEN	1,796,080	9/16/26	338
USD	60,321,994	BRL	328,163,710	10/1/26	(3,554,716)
USD	110,153,959	BRL	599,568,000	10/1/26	(6,551,300)
USD	109,754,758	BRL	599,568,290	10/1/26	(6,950,558)
USD	68,930,641	BRL	354,400,000	10/2/26	(39,357)
USD	137,935,060	BRL	709,000,000	10/2/26	(43,859)
USD	103,483,826	BRL	532,000,000	10/2/26	(49,016)
					$(42,791,157)

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	8,844,000	USD	10,078,468	UBS AG	8/3/26	$119,989	$ —
KZT	3,134,162,097	USD	6,592,130	Citibank, N.A.	8/3/26	15,914	—
KZT	3,134,162,097	USD	6,614,808	Deutsche Bank AG	8/3/26	—	(6,764)
PHP	124,446,000	USD	2,017,345	Societe Generale	8/3/26	15,422	—
PHP	109,512,400	USD	1,777,193	Societe Generale	8/3/26	11,641	—
PHP	83,513,880	USD	1,352,934	Societe Generale	8/3/26	11,227	—
PHP	84,084,800	USD	1,363,243	Societe Generale	8/3/26	10,243	—
PHP	82,216,296	USD	1,333,684	Societe Generale	8/3/26	9,280	—
PHP	82,216,296	USD	1,334,052	Societe Generale	8/3/26	8,913	—

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	55,011,500	USD	893,029	Societe Generale	8/3/26	$5,558	$ —
TRY	281,617,790	USD	5,914,849	JPMorgan Chase Bank, N.A.	8/3/26	11,607	—
USD	6,614,808	KZT	3,134,162,097	Citibank, N.A.	8/3/26	6,764	—
USD	6,214,876	KZT	3,134,162,097	Deutsche Bank AG	8/3/26	—	(393,167)
USD	2,668,382	PHP	163,944,300	Citibank, N.A.	8/3/26	—	(9,571)
USD	2,019,221	PHP	124,200,272	Societe Generale	8/3/26	—	(9,532)
USD	5,412,390	PHP	332,856,600	Societe Generale	8/3/26	—	(24,666)
USD	5,937,546	TRY	281,617,790	JPMorgan Chase Bank, N.A.	8/3/26	11,089	—
USD	60,878,681	ZAR	1,003,190,874	Citibank, N.A.	8/3/26	157,436	—
BRL	100,000,000	USD	19,649,840	Goldman Sachs International	8/4/26	77,334	—
BRL	11,271,000	USD	2,164,320	Societe Generale	8/4/26	59,130	—
BRL	19,829,000	USD	3,882,710	Societe Generale	8/4/26	28,991	—
BRL	20,000,000	USD	3,928,470	Societe Generale	8/4/26	16,964	—
BRL	164	USD	31	Societe Generale	8/4/26	1	—
TRY	443,970,836	USD	9,326,041	Barclays Bank PLC	8/4/26	9,784	—
USD	19,695,507	BRL	100,000,000	Goldman Sachs International	8/4/26	—	(31,666)
USD	1,741,527	BRL	9,000,000	Societe Generale	8/4/26	—	(33,919)
USD	1,958,993	BRL	10,140,000	Societe Generale	8/4/26	—	(41,343)
USD	4,876,954	BRL	25,000,000	Societe Generale	8/4/26	—	(54,839)
USD	2,898,551	BRL	15,000,000	Societe Generale	8/4/26	—	(60,525)
USD	5,797,662	BRL	30,000,000	Societe Generale	8/4/26	—	(120,490)
USD	12,087,947	BRL	61,960,000	Societe Generale	8/4/26	—	(135,010)
TRY	301,669,778	USD	6,333,609	JPMorgan Chase Bank, N.A.	8/5/26	4,995	—
PHP	112,281,200	USD	1,826,007	Societe Generale	8/6/26	8,310	—
PHP	110,339,300	USD	1,794,602	Societe Generale	8/6/26	7,991	—
PHP	112,281,200	USD	1,826,453	Societe Generale	8/6/26	7,865	—
PHP	55,161,800	USD	896,488	Societe Generale	8/6/26	4,680	—
PHP	54,983,700	USD	894,393	Societe Generale	8/6/26	3,866	—
USD	7,218,933	PHP	445,047,200	Societe Generale	8/6/26	—	(51,723)
EUR	1,157,404	USD	1,320,928	Societe Generale	8/7/26	13,890	—
EUR	390,000	USD	445,101	Societe Generale	8/7/26	4,680	—
EUR	1,075,556	USD	1,232,982	UBS AG	8/7/26	7,441	—
PHP	221,213,228	USD	3,594,041	Societe Generale	8/7/26	20,048	—
PHP	81,818,400	USD	1,328,782	Societe Generale	8/7/26	7,933	—
TRY	475,101,596	USD	9,966,574	JPMorgan Chase Bank, N.A.	8/7/26	694	—
USD	5,589,332	EUR	4,890,000	BNP Paribas	8/7/26	—	(50,235)
USD	236,311	EUR	206,966	Citibank, N.A.	8/7/26	—	(2,380)
USD	78,729	EUR	69,000	JPMorgan Chase Bank, N.A.	8/7/26	—	(848)
USD	1,342,490	EUR	1,176,297	Societe Generale	8/7/26	—	(14,116)
USD	6,154,366	EUR	5,392,488	Societe Generale	8/7/26	—	(64,713)
USD	6,572,067	EUR	5,758,480	Societe Generale	8/7/26	—	(69,106)
USD	10,382,830	EUR	9,097,491	Societe Generale	8/7/26	—	(109,176)
USD	48,971,505	EUR	42,909,094	Societe Generale	8/7/26	—	(514,938)
USD	3,889,194	EUR	3,400,000	Standard Chartered Bank	8/7/26	—	(31,977)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	934,784	EUR	820,000	State Street Bank and Trust Company	8/7/26	$ —	$(10,910)
USD	622,884	EUR	544,425	UBS AG	8/7/26	—	(4,993)
USD	10,080,148	EUR	8,844,000	UBS AG	8/7/26	—	(119,510)
USD	1,838,384	KZT	873,048,657	Deutsche Bank AG	8/7/26	246	—
USD	98,134	KZT	48,666,533	Goldman Sachs International	8/7/26	—	(4,330)
USD	4,929,732	PHP	303,031,628	Societe Generale	8/7/26	—	(21,072)
TRY	281,617,790	USD	5,905,794	JPMorgan Chase Bank, N.A.	8/10/26	—	(11,341)
USD	6,577,465	KZT	3,134,162,097	Citibank, N.A.	8/10/26	—	(12,002)
USD	3,145,089	KZT	1,562,008,283	Deutsche Bank AG	8/10/26	—	(138,979)
USD	5,599,074	KZT	2,780,780,220	Deutsche Bank AG	8/10/26	—	(247,419)
PEN	21,000,000	USD	6,201,093	Societe Generale	8/11/26	—	(23,532)
PEN	13,000,000	USD	3,868,472	Societe Generale	8/11/26	—	(44,268)
ISK	3,530,543,310	EUR	24,510,853	JPMorgan Chase Bank, N.A.	8/17/26	352,340	—
ISK	1,438,368,676	EUR	9,995,613	JPMorgan Chase Bank, N.A.	8/20/26	127,127	—
EGP	450,000,000	USD	8,840,864	Standard Chartered Bank	8/25/26	—	(128,583)
USD	1,087,257	KZT	522,807,304	Deutsche Bank AG	8/27/26	—	(5,359)
USD	1,087,257	KZT	522,970,393	Deutsche Bank AG	8/27/26	—	(5,700)
CLP	3,193,195,886	USD	3,423,921	Societe Generale	8/31/26	11,177	—
USD	1,144,524	KZT	551,088,180	Deutsche Bank AG	8/31/26	—	(5,611)
USD	2,289,047	KZT	1,102,176,360	Deutsche Bank AG	8/31/26	—	(11,223)
USD	902,040	KZT	430,633,816	Deutsche Bank AG	9/4/26	4,531	—
USD	2,110,944	KZT	1,076,898,096	Deutsche Bank AG	9/4/26	—	(133,482)
KZT	30,575,349,413	USD	63,198,325	Deutsche Bank AG	9/14/26	303,754	—
USD	528,330	KZT	264,350,063	Citibank, N.A.	9/14/26	—	(20,700)
USD	1,346,073	KZT	673,171,000	Citibank, N.A.	9/14/26	—	(52,039)
USD	1,135,870	KZT	551,805,775	Deutsche Bank AG	9/14/26	—	(10,178)
USD	1,135,870	KZT	552,146,535	Deutsche Bank AG	9/14/26	—	(10,885)
USD	1,135,870	KZT	552,260,123	Deutsche Bank AG	9/14/26	—	(11,121)
USD	1,135,870	KZT	552,487,297	Deutsche Bank AG	9/14/26	—	(11,593)
MYR	56,000,000	USD	13,886,822	Goldman Sachs International	9/15/26	—	(166,160)
EGP	450,000,000	USD	8,288,819	Goldman Sachs International	9/16/26	348,948	—
EUR	42,590,831	HUF	14,987,172,376	Barclays Bank PLC	9/16/26	1,918,688	—
EUR	14,974,672	HUF	5,364,301,760	JPMorgan Chase Bank, N.A.	9/16/26	375,212	—
EUR	7,133,462	HUF	2,555,384,408	JPMorgan Chase Bank, N.A.	9/16/26	178,739	—
EUR	6,160,299	PLN	26,749,065	Barclays Bank PLC	9/16/26	—	(44,210)
EUR	2,927,142	PLN	12,709,762	JPMorgan Chase Bank, N.A.	9/16/26	—	(20,904)
EUR	1,686,368	PLN	7,328,180	Societe Generale	9/16/26	—	(13,623)
EUR	2,360,915	PLN	10,262,993	Societe Generale	9/16/26	—	(20,021)
EUR	21,792,435	PLN	92,870,207	Standard Chartered Bank	9/16/26	313,711	—
EUR	4,500,000	USD	5,202,184	Societe Generale	9/16/26	—	(4,181)
GBP	17,000,000	USD	22,661,484	State Street Bank and Trust Company	9/16/26	249,753	—
HUF	1,728,172,912	EUR	4,826,355	Barclays Bank PLC	9/16/26	—	(123,291)
HUF	7,243,840,396	EUR	20,214,264	Deutsche Bank AG	9/16/26	—	(498,340)
HUF	150,235,871	EUR	420,917	JPMorgan Chase Bank, N.A.	9/16/26	—	(12,272)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	6,015,159,067	EUR	16,791,567	JPMorgan Chase Bank, N.A.	9/16/26	$ —	$(420,737)
ILS	30,121,700	USD	10,351,455	Deutsche Bank AG	9/16/26	—	(482,748)
ILS	40,160,260	USD	13,810,862	Goldman Sachs International	9/16/26	—	(653,242)
ILS	3,012,170	USD	1,032,393	UBS AG	9/16/26	—	(45,523)
ILS	15,436,933	USD	5,304,429	UBS AG	9/16/26	—	(246,860)
KRW	4,748,000,000	USD	3,131,306	Citibank, N.A.	9/16/26	160,355	—
KRW	3,709,000,000	USD	2,440,051	Citibank, N.A.	9/16/26	131,300	—
KRW	2,849,000,000	USD	1,878,916	Citibank, N.A.	9/16/26	96,220	—
KRW	2,226,000,000	USD	1,464,426	Citibank, N.A.	9/16/26	78,801	—
KRW	7,675,000,000	USD	5,064,669	Societe Generale	9/16/26	256,204	—
KRW	4,605,000,000	USD	3,038,802	Societe Generale	9/16/26	153,722	—
KRW	3,825,000,000	USD	2,515,289	Societe Generale	9/16/26	136,482	—
KRW	2,295,000,000	USD	1,509,173	Societe Generale	9/16/26	81,889	—
KRW	1,208,000,000	USD	792,860	Societe Generale	9/16/26	44,614	—
KRW	725,000,000	USD	475,847	Societe Generale	9/16/26	26,776	—
NZD	5,400,000	USD	3,147,079	Standard Chartered Bank	9/16/26	37,909	—
NZD	530,000	USD	300,017	Standard Chartered Bank	9/16/26	12,584	—
PEN	18,000,000	USD	5,269,321	Citibank, N.A.	9/16/26	18,450	—
PEN	19,000,000	USD	5,577,409	Societe Generale	9/16/26	4,128	—
PEN	28,730,000	USD	8,445,281	Societe Generale	9/16/26	—	(5,410)
PHP	163,944,300	USD	2,663,765	Citibank, N.A.	9/16/26	10,755	—
PHP	445,047,200	USD	7,208,176	Societe Generale	9/16/26	52,141	—
PHP	332,856,600	USD	5,403,779	Societe Generale	9/16/26	26,306	—
PHP	303,031,628	USD	4,921,965	Societe Generale	9/16/26	21,568	—
PHP	124,200,272	USD	2,015,944	Societe Generale	9/16/26	10,208	—
SEK	2,900,000	USD	299,390	JPMorgan Chase Bank, N.A.	9/16/26	5,854	—
SEK	29,700,000	USD	3,164,849	State Street Bank and Trust Company	9/16/26	—	(38,737)
SGD	4,212,000	USD	3,293,419	Citibank, N.A.	9/16/26	1,036	—
SGD	580,000	USD	450,030	Deutsche Bank AG	9/16/26	3,622	—
SGD	1,944,000	USD	1,521,769	Deutsche Bank AG	9/16/26	—	(1,251)
SGD	1,944,000	USD	1,521,090	Goldman Sachs International	9/16/26	—	(572)
TWD	10,014,503	USD	315,956	Citibank, N.A.	9/16/26	—	(5,457)
TWD	1,318,090	USD	41,576	Societe Generale	9/16/26	—	(709)
TWD	1,386,681	USD	43,841	Societe Generale	9/16/26	—	(847)
TWD	1,945,600	USD	61,285	Societe Generale	9/16/26	—	(961)
TWD	1,558,327	USD	49,358	Societe Generale	9/16/26	—	(1,042)
TWD	2,048,000	USD	64,586	Societe Generale	9/16/26	—	(1,088)
TWD	2,133,658	USD	67,450	Societe Generale	9/16/26	—	(1,296)
TWD	2,521,913	USD	79,568	Societe Generale	9/16/26	—	(1,376)
TWD	3,221,300	USD	101,468	Societe Generale	9/16/26	—	(1,592)
TWD	3,532,797	USD	111,690	Societe Generale	9/16/26	—	(2,156)
TWD	3,476,033	USD	109,950	Societe Generale	9/16/26	—	(2,176)
TWD	4,833,494	USD	152,503	Societe Generale	9/16/26	—	(2,640)
TWD	6,143,999	USD	193,747	Societe Generale	9/16/26	—	(3,253)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	7,065,605	USD	222,917	Societe Generale	9/16/26	$ —	$(3,849)
USD	3,120,704	AED	11,457,936	Societe Generale	9/16/26	948	—
USD	81,755	AED	300,175	Societe Generale	9/16/26	23	—
USD	19,936,969	CAD	27,664,000	Goldman Sachs International	9/16/26	166,256	—
USD	6,405,964	CAD	8,888,742	Goldman Sachs International	9/16/26	53,420	—
USD	2,089,980	CAD	2,900,000	Goldman Sachs International	9/16/26	17,428	—
USD	1,924,538	CAD	2,700,000	JPMorgan Chase Bank, N.A.	9/16/26	—	(5,079)
USD	4,125,046	CNH	27,738,106	Citibank, N.A.	9/16/26	4,943	—
USD	419,290	CNH	2,823,124	Goldman Sachs International	9/16/26	—	(45)
USD	4,307,328	CNH	29,001,694	Goldman Sachs International	9/16/26	—	(463)
USD	1,000,539	CNH	6,736,876	JPMorgan Chase Bank, N.A.	9/16/26	—	(129)
USD	6,158,868	CNH	41,469,200	JPMorgan Chase Bank, N.A.	9/16/26	—	(793)
USD	478,918	COP	1,706,024,000	Citibank, N.A.	9/16/26	—	(56,485)
USD	1,773,851	COP	6,213,800,000	Citibank, N.A.	9/16/26	—	(176,230)
USD	514,588	COP	1,799,000,000	Societe Generale	9/16/26	—	(49,993)
USD	701,684	COP	2,453,438,000	Societe Generale	9/16/26	—	(68,280)
USD	925,099	COP	3,387,342,000	Societe Generale	9/16/26	—	(137,953)
USD	1,689,783	COP	6,130,531,000	Societe Generale	9/16/26	—	(234,167)
USD	2,389,761	COP	8,391,000,000	Societe Generale	9/16/26	—	(243,593)
USD	7,664,803	COP	26,945,615,000	Societe Generale	9/16/26	—	(791,559)
USD	7,207,990	COP	25,801,000,000	Societe Generale	9/16/26	—	(889,157)
USD	7,025,565	COP	25,371,000,000	Societe Generale	9/16/26	—	(936,635)
USD	19,206,106	COP	69,717,206,000	Societe Generale	9/16/26	—	(2,673,296)
USD	3,511,853	EUR	3,013,769	Citibank, N.A.	9/16/26	30,613	—
USD	152,467,474	EUR	131,229,321	JPMorgan Chase Bank, N.A.	9/16/26	882,953	—
USD	4,681,864	EUR	4,029,698	JPMorgan Chase Bank, N.A.	9/16/26	27,113	—
USD	25,366,815	EUR	21,942,837	Societe Generale	9/16/26	20,387	—
USD	22,866,573	EUR	19,780,075	Societe Generale	9/16/26	18,378	—
USD	17,276,208	EUR	14,944,289	Societe Generale	9/16/26	13,885	—
USD	8,220,372	EUR	7,110,797	Societe Generale	9/16/26	6,607	—
USD	4,890,053	EUR	4,230,000	Societe Generale	9/16/26	3,930	—
USD	78,728	EUR	68,663	Standard Chartered Bank	9/16/26	—	(585)
USD	1,714,657	EUR	1,500,000	Standard Chartered Bank	9/16/26	—	(18,010)
USD	3,423,600	EUR	3,000,000	Standard Chartered Bank	9/16/26	—	(41,735)
USD	7,688,993	EUR	6,700,000	Standard Chartered Bank	9/16/26	—	(50,255)
USD	1,714,792	EUR	1,500,000	UBS AG	9/16/26	—	(17,875)
USD	4,010,650	EUR	3,500,000	UBS AG	9/16/26	—	(32,241)
USD	3,423,315	EUR	3,000,000	UBS AG	9/16/26	—	(42,020)
USD	734,360	GBP	547,205	Barclays Bank PLC	9/16/26	—	(3,120)
USD	4,521,095	GBP	3,364,739	Citibank, N.A.	9/16/26	—	(13,631)
USD	11,505,032	GBP	8,575,719	Citibank, N.A.	9/16/26	—	(52,635)
USD	48,893,986	GBP	36,445,017	Citibank, N.A.	9/16/26	—	(223,687)
USD	1,715,632	GBP	1,300,000	Deutsche Bank AG	9/16/26	—	(36,404)
USD	2,111,731	GBP	1,575,000	JPMorgan Chase Bank, N.A.	9/16/26	—	(10,927)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,029,901	GBP	7,480,636	JPMorgan Chase Bank, N.A.	9/16/26	$ —	$(51,900)
USD	19,974,969	GBP	14,898,000	JPMorgan Chase Bank, N.A.	9/16/26	—	(103,362)
USD	21,050,276	GBP	15,700,000	JPMorgan Chase Bank, N.A.	9/16/26	—	(108,926)
USD	21,077,984	GBP	15,800,000	Societe Generale	9/16/26	—	(215,990)
USD	1,874,448	GBP	1,400,000	Standard Chartered Bank	9/16/26	—	(12,360)
USD	9,247,885	GBP	6,900,000	State Street Bank and Trust Company	9/16/26	—	(51,382)
USD	5,559,832	GBP	4,115,835	Wells Fargo Bank, N.A.	9/16/26	12,839	—
USD	4,694,485	HKD	36,678,111	BNP Paribas	9/16/26	10,534	—
USD	1,053,689	ILS	3,221,443	Bank of America, N.A.	9/16/26	—	(1,746)
USD	1,144,755	ILS	3,500,087	Bank of America, N.A.	9/16/26	—	(1,971)
USD	1,154,839	ILS	3,532,422	Bank of America, N.A.	9/16/26	—	(2,481)
USD	956,875	ILS	2,914,910	Barclays Bank PLC	9/16/26	1,870	—
USD	30,332,295	ILS	88,731,063	Citibank, N.A.	9/16/26	1,261,528	—
USD	7,562,113	ILS	23,018,316	Goldman Sachs International	9/16/26	20,672	—
USD	1,758,066	ILS	5,345,574	Goldman Sachs International	9/16/26	6,707	—
USD	1,930,618	ILS	5,896,994	JPMorgan Chase Bank, N.A.	9/16/26	—	(1,401)
USD	5,706,596	ILS	17,391,879	Standard Chartered Bank	9/16/26	8,532	—
USD	1,141,165	ILS	3,478,376	UBS AG	9/16/26	1,552	—
USD	1,698,607	JPY	270,000,000	Goldman Sachs International	9/16/26	—	(4,103)
USD	2,107,531	JPY	335,000,000	Goldman Sachs International	9/16/26	—	(5,091)
USD	19,987,235	JPY	3,177,047,000	Goldman Sachs International	9/16/26	—	(48,284)
USD	1,923,280	JPY	312,300,000	JPMorgan Chase Bank, N.A.	9/16/26	—	(46,188)
USD	1,158,167	KZT	559,973,882	Bank of America, N.A.	9/16/26	—	(4,036)
USD	1,176,262	KZT	570,016,530	Bank of America, N.A.	9/16/26	—	(6,784)
USD	3,956,793	KZT	1,905,631,000	Deutsche Bank AG	9/16/26	1,733	—
USD	2,672,485	NZD	4,572,360	Goldman Sachs International	9/16/26	—	(24,351)
USD	4,839,248	NZD	8,279,480	Goldman Sachs International	9/16/26	—	(44,094)
USD	18,118,074	NZD	30,998,250	Goldman Sachs International	9/16/26	—	(165,086)
USD	42,516,964	NZD	72,742,360	Goldman Sachs International	9/16/26	—	(387,401)
USD	2,141,829	NZD	3,668,610	Standard Chartered Bank	9/16/26	—	(21,964)
USD	3,878,348	NZD	6,642,990	Standard Chartered Bank	9/16/26	—	(39,771)
USD	4,266,083	NZD	7,320,072	Standard Chartered Bank	9/16/26	—	(51,389)
USD	7,724,879	NZD	13,254,942	Standard Chartered Bank	9/16/26	—	(93,053)
USD	3,383,883	NZD	5,930,000	Standard Chartered Bank	9/16/26	—	(113,706)
USD	14,520,492	NZD	24,871,280	Standard Chartered Bank	9/16/26	—	(148,903)
USD	28,921,840	NZD	49,626,317	Standard Chartered Bank	9/16/26	—	(348,389)
USD	34,074,643	NZD	58,364,410	Standard Chartered Bank	9/16/26	—	(349,425)
USD	67,869,698	NZD	116,456,045	Standard Chartered Bank	9/16/26	—	(817,551)
USD	1,597,332	NZD	2,739,140	UBS AG	9/16/26	—	(18,247)
USD	2,892,394	NZD	4,959,940	UBS AG	9/16/26	—	(33,041)
USD	10,829,079	NZD	18,569,940	UBS AG	9/16/26	—	(123,707)
USD	25,412,152	NZD	43,577,310	UBS AG	9/16/26	—	(290,297)
USD	4,704,864	PEN	16,029,000	Citibank, N.A.	9/16/26	—	(3,897)
USD	2,461,047	PEN	8,403,000	Citibank, N.A.	9/16/26	—	(7,461)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,929,802	PEN	10,000,000	Societe Generale	9/16/26	$ —	$(7,849)
USD	2,574,347	PEN	8,821,000	Societe Generale	9/16/26	—	(16,955)
USD	5,170,810	PEN	17,679,000	Societe Generale	9/16/26	—	(22,663)
USD	4,445,969	PEN	15,231,000	Societe Generale	9/16/26	—	(28,367)
USD	6,491,418	PHP	394,496,476	Societe Generale	9/16/26	55,765	—
USD	1,882,361	PHP	114,611,300	Societe Generale	9/16/26	12,639	—
USD	1,536,913	PHP	94,796,344	Societe Generale	9/16/26	—	(9,555)
USD	6,226,763	PHP	383,026,850	Societe Generale	9/16/26	—	(21,780)
USD	6,201,403	PHP	382,149,030	Societe Generale	9/16/26	—	(32,819)
USD	4,852,134	SAR	18,220,000	Goldman Sachs International	9/16/26	1,826	—
USD	3,371,204	SEK	32,600,000	JPMorgan Chase Bank, N.A.	9/16/26	—	(60,151)
USD	6,746,909	SGD	8,680,000	Goldman Sachs International	9/16/26	—	(42,233)
USD	84,522,337	ZAR	1,397,365,538	Bank of America, N.A.	9/16/26	225,795	—
USD	4,743,231	ZAR	80,361,723	Bank of America, N.A.	9/16/26	—	(104,616)
USD	1,718,849	ZAR	28,362,765	Barclays Bank PLC	9/16/26	7,856	—
USD	1,031,819	ZAR	17,386,696	Barclays Bank PLC	9/16/26	—	(17,039)
USD	60,315,515	ZAR	1,003,190,874	BNP Paribas	9/16/26	—	(202,309)
USD	189,755,690	ZAR	3,146,731,873	Deutsche Bank AG	9/16/26	—	(71,960)
USD	36,272,046	ZAR	600,421,619	Goldman Sachs International	9/16/26	51,411	—
USD	2,968,549	ZAR	49,177,872	HSBC Bank USA, N.A.	9/16/26	1,877	—
USD	2,966,758	ZAR	49,177,872	HSBC Bank USA, N.A.	9/16/26	87	—
USD	14,933,251	ZAR	247,691,862	HSBC Bank USA, N.A.	9/16/26	—	(8,843)
USD	1,643,943	ZAR	27,841,000	HSBC Bank USA, N.A.	9/16/26	—	(35,574)
VND	63,361,000,000	USD	2,383,785	Citibank, N.A.	9/16/26	18,589	—
MXN	18,200,492	USD	1,036,593	Goldman Sachs International	9/17/26	10,399	—
MYR	2,940,000	USD	731,707	Barclays Bank PLC	9/17/26	—	(11,338)
USD	12,359,065	IDR	220,000,000,000	Societe Generale	9/17/26	207,119	—
USD	8,987,148	IDR	160,000,000,000	Societe Generale	9/17/26	149,370	—
USD	85,387	IDR	1,552,595,000	Societe Generale	9/17/26	—	(373)
USD	85,555	IDR	1,557,340,000	Societe Generale	9/17/26	—	(466)
USD	157,519	IDR	2,867,795,000	Societe Generale	9/17/26	—	(887)
USD	193,439	IDR	3,518,270,000	Societe Generale	9/17/26	—	(896)
USD	15,924,682	IDR	289,240,000,000	Societe Generale	9/17/26	—	(51,812)
USD	1,395,375	MXN	24,500,000	Goldman Sachs International	9/17/26	—	(13,999)
USD	1,661,995	MXN	29,181,300	Goldman Sachs International	9/17/26	—	(16,674)
USD	6,999,658	MXN	122,900,000	Goldman Sachs International	9/17/26	—	(70,222)
USD	14,427,327	MXN	253,315,000	Goldman Sachs International	9/17/26	—	(144,739)
USD	305,092,243	MXN	5,374,688,000	Goldman Sachs International	9/17/26	—	(4,089,228)
BRL	61,960,000	USD	11,923,371	Societe Generale	10/2/26	134,702	—
BRL	25,000,000	USD	4,810,699	Societe Generale	10/2/26	54,566	—
TWD	565,000,000	USD	17,836,229	Societe Generale	10/8/26	—	(320,542)
TWD	26,678,800	USD	833,712	Societe Generale	10/13/26	—	(6,671)
TWD	53,358,400	USD	1,667,658	Societe Generale	10/13/26	—	(13,552)
TWD	80,037,200	USD	2,495,859	Societe Generale	10/13/26	—	(14,711)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	90,958,448	USD	2,837,371	Societe Generale	10/13/26	$ —	$(17,665)
TWD	71,484,900	USD	2,234,951	Societe Generale	10/13/26	—	(18,924)
TWD	95,689,300	USD	2,987,238	Societe Generale	10/13/26	—	(20,876)
TWD	140,792,952	USD	4,400,880	Societe Generale	10/13/26	—	(36,308)
USD	2,170,031	KZT	1,052,790,502	Deutsche Bank AG	10/15/26	6,266	—
USD	483,291	KZT	236,329,174	Deutsche Bank AG	10/15/26	—	(2,429)
USD	1,135,870	KZT	554,418,276	Deutsche Bank AG	10/15/26	—	(3,607)
USD	1,135,870	KZT	555,326,972	Deutsche Bank AG	10/15/26	—	(5,474)
USD	1,135,870	KZT	555,440,559	Deutsche Bank AG	10/15/26	—	(5,708)
USD	2,077,645	KZT	1,002,671,434	Deutsche Bank AG	10/27/26	24,736	—
USD	1,038,822	KZT	502,374,539	Deutsche Bank AG	10/27/26	10,241	—
USD	1,038,822	KZT	503,413,362	Deutsche Bank AG	10/27/26	8,114	—
USD	3,416,096	CLP	3,193,195,886	Bank of America, N.A.	10/28/26	—	(21,027)
USD	7,275,695	OMR	2,802,227	Standard Chartered Bank	10/29/26	—	(3,384)
USD	8,003,264	OMR	3,082,449	Standard Chartered Bank	10/29/26	—	(3,722)
USD	8,730,834	OMR	3,362,672	Standard Chartered Bank	10/29/26	—	(4,061)
USD	9,607,391	OMR	3,700,277	Standard Chartered Bank	10/29/26	—	(4,467)
CLP	2,535,176,352	USD	2,714,128	Societe Generale	10/30/26	14,778	—
MYR	7,000,000	USD	1,694,915	Barclays Bank PLC	12/16/26	24,362	—
MYR	2,900,000	USD	708,267	Barclays Bank PLC	12/16/26	4,005	—
MYR	9,000,000	USD	2,181,871	State Street Bank and Trust Company	12/16/26	28,628	—
USD	2,713,595	CLP	2,535,176,352	Bank of America, N.A.	1/29/27	—	(18,231)
USD	79,742,697	SAR	300,000,000	Standard Chartered Bank	3/3/27	—	(44,489)
USD	48,541,424	AED	178,229,545	Deutsche Bank AG	4/1/27	—	(6,901)
USD	60,406,519	AED	221,770,455	Standard Chartered Bank	4/1/27	—	(2,006)
						$9,860,812	$(21,914,880)

Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
EUR vs. HUF, 1 year term	BNP Paribas	7.80%	6/15/27	$4,003	$24,867
EUR vs. HUF, 1 year term	JPMorgan Chase Bank, N.A.	8.11	6/11/27	1,871	6,498
					$31,365

(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 12 months with a strike rate to be determined on this date.

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/10/26	COP	22,996,900	Republic of Colombia, 11.75%, 1/24/35	Goldman Sachs International	$7,288,987	$(134,846)
9/1/26	COP	44,539,100	Republic of Colombia, 12.50%, 2/27/30	Bank of America, N.A.	14,116,899	(195,533)
						$(330,379)

[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	51	Long	8/28/26	$7,571,970	$50,800
OMX Stockholm 30 Index	237	Long	8/21/26	8,108,903	219,460
STOXX Europe 600 Index	383	Long	6/19/26	14,081,110	5,474
MSCI Emerging Markets Index	(736)	Short	9/18/26	(60,436,640)	2,684,488
OMX Stockholm 30 Index	(237)	Short	6/18/26	(7,905,160)	(231,819)
STOXX Europe 600 Banks Index	(326)	Short	6/19/26	(5,571,988)	(535,977)
STOXX Europe 600 Index	(383)	Short	9/18/26	(14,360,457)	(242,599)
Interest Rate Futures
U.S. 2-Year Treasury Note	156	Long	9/30/26	32,075,063	(119,948)
U.S. 5-Year Treasury Note	15,311	Long	9/30/26	1,622,607,156	(9,035,455)
U.S. 10-Year Treasury Note	2,916	Long	9/21/26	314,928,000	(3,667,800)
U.S. Long Treasury Bond	223	Long	9/21/26	24,153,688	(592,869)
U.S. Ultra 10-Year Treasury Note	205	Long	9/21/26	22,489,141	(205,107)
U.S. Ultra-Long Treasury Bond	160	Long	9/21/26	17,550,000	(429,883)
Euro-Bobl	(159)	Short	9/8/26	(20,872,658)	122,765
U.S. 2-Year Treasury Note	(62)	Short	9/30/26	(12,747,781)	48,889
U.S. 5-Year Treasury Note	(133)	Short	9/30/26	(14,094,883)	78,047
U.S. 10-Year Treasury Note	(197)	Short	9/21/26	(21,276,000)	235,458
U.S. Long Treasury Bond	(4)	Short	9/21/26	(433,250)	25,109
U.S. Ultra 10-Year Treasury Note	(5,057)	Short	9/21/26	(554,768,703)	7,411,142
U.S. Ultra-Long Treasury Bond	(6,871)	Short	9/21/26	(753,662,813)	16,675,687
					$12,495,862

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(3,091,444)	$618,266	$(2,473,178)
							$(3,091,444)	$618,266	$(2,473,178)

Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$3,094,749
								$3,094,749

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	49,305,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.97% (pays semi-annually)	9/16/31	$ 571,699	$ —	$571,699
CNY	81,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	6/17/31	21,293	—	21,293
CNY	430,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.57% (pays quarterly)	6/17/31	316,907	—	316,907
CNY	114,111	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	(15,731)	—	(15,731)
CNY	79,117	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	(7,582)	—	(7,582)
CNY	108,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	(13,735)	—	(13,735)
CNY	213,724	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/16/31	(18,805)	—	(18,805)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	73,402,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.20% (pays quarterly)	9/16/31	$ 190,425	$ —	$190,425
CZK	866,700	Receives	6-month CZK PRIBOR (pays semi-annually)	4.35% (pays annually)	9/16/31	337,222	—	337,222
CZK	147,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.48% (pays annually)	6/17/36	82,610	—	82,610
EUR	42,040	Receives	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	9/16/31	165,054	—	165,054
EUR	22,659	Receives	6-month EURIBOR (pays semi-annually)	3.18% (pays annually)	9/16/36	171,439	—	171,439
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	3.22% (pays annually)	9/16/36	2,240	—	2,240
EUR	2,726	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	8,156	—	8,156
EUR	1,876	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	5,336	—	5,336
EUR	772	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	2,083	—	2,083
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	1,771	—	1,771
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	1,637	—	1,637
EUR	750	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	1,764	—	1,764
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	1,536	—	1,536
EUR	1,510	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	3,033	—	3,033
EUR	1,363	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	2,536	—	2,536
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	1,201	—	1,201
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	933	—	933
EUR	1,334	Receives	6-month EURIBOR (pays semi-annually)	3.25% (pays annually)	9/16/36	1,171	—	1,171
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	3.25% (pays annually)	9/16/36	464	—	464
HUF	9,678,000	Receives	6-month HUF BUBOR (pays semi-annually)	5.16% (pays annually)	9/16/31	146,375	—	146,375
HUF	2,271,698	Pays	6-month HUF BUBOR (pays semi-annually)	5.00% (pays annually)	9/16/36	(93,824)	—	(93,824)
HUF	1,845,755	Pays	6-month HUF BUBOR (pays semi-annually)	5.04% (pays annually)	9/16/36	(59,044)	—	(59,044)
HUF	283,962	Pays	6-month HUF BUBOR (pays semi-annually)	5.05% (pays annually)	9/16/36	(8,824)	—	(8,824)
HUF	1,618,585	Pays	6-month HUF BUBOR (pays semi-annually)	5.10% (pays annually)	9/16/36	(30,434)	—	(30,434)
ILS	163,000	Receives	3-month ILS TELBOR (pays annually)	3.49% (pays annually)	9/16/31	(102,680)	—	(102,680)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	3,250,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.77% (pays semi-annually)	6/17/31	$ 592,480	$ —	$592,480
INR	1,998,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.44% (pays semi-annually)	9/16/31	(13,236)	—	(13,236)
INR	2,198,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.45% (pays semi-annually)	9/16/31	(20,219)	—	(20,219)
KRW	26,226,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.21% (pays quarterly)	3/18/31	(566,371)	—	(566,371)
KRW	78,658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(1,278,691)	—	(1,278,691)
KRW	118,136,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(1,916,735)	—	(1,916,735)
KRW	61,822,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(991,561)	—	(991,561)
KRW	58,993,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(938,567)	—	(938,567)
KRW	80,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	3/18/31	(1,173,241)	—	(1,173,241)
KRW	159,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	3/18/31	(2,323,382)	—	(2,323,382)
KRW	159,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(2,240,723)	—	(2,240,723)
KRW	104,065,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(1,371,847)	—	(1,371,847)
KRW	61,500,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.92% (pays quarterly)	6/17/31	41,898	—	41,898
KRW	28,080,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.99% (pays quarterly)	6/17/31	81,683	—	81,683
KRW	42,861,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	6/17/31	177,723	—	177,723
KRW	56,025,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	6/17/31	282,231	—	282,231
KRW	36,068,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.10% (pays quarterly)	9/16/31	125,470	—	125,470
KRW	33,854,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.12% (pays quarterly)	9/16/31	139,422	—	139,422
MXN	1,983,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.46% (pays monthly)	6/14/28	825,073	—	825,073

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	344,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	7/26/28	$ 26,347	$ —	$26,347
MXN	25,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	9/14/28	1,638	—	1,638
MXN	212,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	9/14/28	42,225	—	42,225
MYR	291,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	6/18/31	318,368	—	318,368
MYR	179,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	191,696	—	191,696
MYR	160,372	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	161,560	—	161,560
MYR	118,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	116,148	—	116,148
MYR	180,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	6/18/31	155,344	—	155,344
MYR	195,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	163,785	—	163,785
MYR	109,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	89,034	—	89,034
MYR	62,860	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	50,983	—	50,983
MYR	327,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	238,924	—	238,924
MYR	108,833	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	83,870	—	83,870
MYR	69,180	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/18/31	48,918	—	48,918
MYR	61,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	36,912	—	36,912
MYR	50,754	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	29,733	—	29,733
MYR	95,897	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	56,074	—	56,074
MYR	75,910	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	43,155	—	43,155
MYR	91,770	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	50,581	—	50,581
MYR	109,180	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	57,662	—	57,662
MYR	89,103	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	46,442	—	46,442
MYR	32,180	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	15,878	—	15,878
MYR	47,091	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	20,787	—	20,787
MYR	71,180	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	27,722	—	27,722

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	50,290	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	6/18/31	$ 17,553	$ —	$17,553
MYR	181,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.70% (pays quarterly)	9/17/31	27,722	—	27,722
MYR	150,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.70% (pays quarterly)	9/17/31	22,038	—	22,038
PLN	154,000	Receives	6-month PLN WIBOR (pays semi-annually)	4.20% (pays annually)	9/16/31	380,980	—	380,980
PLN	399,914	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	355,696	—	355,696
PLN	399,914	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(318,869)	—	(318,869)
PLN	1,716,360	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	691,662	—	691,662
PLN	1,716,360	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(574,134)	—	(574,134)
PLN	35,258	Receives	6-month PLN WIBOR (pays semi-annually)	4.77% (pays annually)	6/17/36	(51,092)	—	(51,092)
PLN	18,985	Receives	6-month PLN WIBOR (pays semi-annually)	4.79% (pays annually)	6/17/36	(35,689)	—	(35,689)
THB	511,139	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.74% (pays quarterly)	9/16/31	34,142	—	34,142
THB	445,513	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.75% (pays quarterly)	9/16/31	27,180	—	27,180
THB	583,048	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.75% (pays quarterly)	9/16/31	33,882	—	33,882
TWD	139,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.29% (pays quarterly)	6/17/31	2,447	—	2,447
TWD	118,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.30% (pays quarterly)	6/17/31	1,571	—	1,571
TWD	138,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.30% (pays quarterly)	6/17/31	62	—	62
TWD	160,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.32% (pays quarterly)	6/17/31	(3,360)	—	(3,360)
TWD	1,426,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.36% (pays quarterly)	6/17/31	(102,346)	—	(102,346)
TWD	39,500	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	8,395	—	8,395
TWD	94,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	19,913	—	19,913
TWD	100,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	20,977	—	20,977
TWD	126,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.23% (pays quarterly)	9/16/31	25,477	—	25,477
TWD	136,500	Receives	3-month TWD TAIBOR (pays quarterly)	2.23% (pays quarterly)	9/16/31	27,130	—	27,130

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	1,643,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	$ 1,726,219	$ —	$1,726,219
Total						$(4,471,025)	$ —	$(4,471,025)

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	TRY	348,367	Receives	1-day TRY TRLEF (pays quarterly)	39.34% (pays quarterly)	6/3/27	$(29,636)
JPMorgan Chase Bank, N.A.	TRY	348,367	Receives	1-day TRY TRLEF (pays quarterly)	39.37% (pays quarterly)	6/4/27	(31,495)
JPMorgan Chase Bank, N.A.	TRY	348,366	Receives	1-day TRY TRLEF (pays quarterly)	39.35% (pays quarterly)	6/12/27	(34,148)
JPMorgan Chase Bank, N.A.	TRY	204,214	Receives	1-day TRY TRLEF (pays annually)	37.48% (pays annually)	6/3/28	37,173
Total							$(58,106)

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$67,800	1.00% (pays quarterly)(2)	6/20/31	$(268,038)	$237,307	$(30,731)
Korea	53,000	1.00% (pays quarterly)(2)	6/20/31	(1,859,926)	1,803,039	(56,887)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(2)	6/20/30	19	(1,358)	(1,339)
Occidental Petroleum Corp.	36,570	1.00% (pays quarterly)(2)	6/20/31	(524,346)	359,441	(164,905)
Petroleo Brasileiro S.A.	15,372	1.00% (pays quarterly)(2)	6/20/31	193,248	(312,201)	(118,953)
Qatar	20,000	1.00% (pays quarterly)(2)	6/20/31	(571,834)	576,027	4,193
Total				$(3,030,877)	$2,662,255	$(368,622)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.K. Single Family Rental	Goldman Sachs International	$11,220	4.50% (pays quarterly)	4.60%	1/25/32	$(12,499)	$15,392	$2,893
U.S. Land Banking	Goldman Sachs International	110,000	5.50% (pays monthly)	6.01	10/10/29	(1,347,415)	—	(1,347,415)
U.S. Single Family Rental	Goldman Sachs International	20,470	7.85% (pays monthly)	8.22	3/18/28	151,599	11,442	163,041
Total		$141,690				$(1,208,315)	$26,834	$(1,181,481)

(1)
The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)
If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $141,690,000.

(4)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	75,571	Positive return on Diversified Volatility Risk Premium Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premium Strategy (pays monthly)	1/8/27	$517,949
Bank of America, N.A.	USD	15,000	Positive return on Diversified Volatility Risk Premium Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premium Strategy (pays monthly)	1/8/27	(80,492)
Bank of America, N.A.	USD	15,000	Positive return on Diversified Volatility Risk Premium Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premium Strategy (pays monthly)	1/8/27	107,372
Goldman Sachs International	USD	2,530	SOFR - 0.25% on Notional Amount (pays upon termination)	Total Return on iShares Semiconductor ETF (pays upon termination)	8/5/26	—
JPMorgan Chase Bank, N.A.	AUD	7,022	Australian Overnight Index Average Rate on Notional Amount (pays upon termination)	Total Return on S&P/ASX 200 Banks Index (pays upon termination)	11/30/26	(329,056)
JPMorgan Chase Bank, N.A.	AUD	3,458	Australian Overnight Index Average Rate on Notional Amount (pays upon termination)	Total Return on S&P/ASX 200 Banks Index (pays upon termination)	11/30/26	(290,805)

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	19,709	Total Return on EGP 1,163,725,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/16/27	$(99,411)
JPMorgan Chase Bank, N.A.	USD	100,000	Total Return on iBoxx USD Liquid High Yield Index (pays quarterly)	SOFR (pays quarterly)	12/20/26	(149,568)
Standard Chartered Bank	USD	22,257	Total Return on EGP 1,143,825,000 Egypt Treasury Bills, 0.00%, 9/15/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	9/15/26	(603,025)
Standard Chartered Bank	USD	31,573	Total Return on EGP 1,830,125,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/14/26	(742,543)
UBS AG	USD	197,233	Positive return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	4/7/27	2,690,664
						$1,021,085

(a) The Components of the Volatility Swap along with the value of each Component are listed below:

Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$16,863	$589,915	8.6%
EU Short Variance Replication Strategy(2)	11,933	342,717	6.1
US 5-Year Rates Short Volatility Strategy(3)	14,871	202,876	7.5
Gold Short Volatility Strategy(4)	22,366	105,197	11.3
US Equity (NASDAQ) Upside Volatility Premium Strategy(5)	25,700	(409,118)	13.0
USD Swaption Triangle L1 Strategy(6)	20,414	858,264	10.4
US 10-Year Rates Short Volatility Strategy(7)	10,158	78,592	5.2
US Short Variance Replication Strategy(8)	14,871	542,747	7.5
US Equity (S&P) Upside Volatility Premium Strategy(9)	23,392	179,166	11.9
Brent Volatility Carry with Protection Strategy(10)	11,735	(99,807)	5.9
WTI Volatility Carry with Protection Strategy(11)	10,828	(92,192)	5.5
VIX Volatility Carry with Protection Strategy(12)	14,102	392,307	7.1
Total	$197,233	$2,690,664	100.0%

(1)
The strategy seeks to replicate short variance exposure to the S&P/ASX 200 Index by combining a position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the S&P/ASX 200 Index.

(2)
The strategy seeks to replicate short variance exposure to the EURO STOXX 50 Index by combining a short futures position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the EURO STOXX 50 Index.

(3)
The strategy seeks to replicate short variance exposure to the S&P 500 Index by combining a short futures position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the S&P 500 Index.

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(4)
The strategy seeks to provide exposure to long-dated U.S. dollar interest rates by combining positions in 30-year interest rate swap indexes with an overlay of swaption contracts. The overlay consists of both written and purchased swaptions with 30-, 20-, and 10-year maturities.

(5)
The strategy seeks to replicate short variance exposure to gold by combining a position in the SPDR Gold Trust (GLD) ETF with an option overlay. The option overlay consists of exchange-traded written put and call options on GLD ETF.

(6)
The strategy seeks to provide exposure to Brent crude oil by holding long futures positions across multiple maturities, complemented by an option overlay. This overlay consists of both purchased and written put and call options on Brent crude oil futures.

(7)
The strategy seeks to provide exposure to WTI crude oil by holding long futures positions across a range of maturities, complemented by an option overlay. This overlay consists of both purchased and written put and call options on WTI crude oil futures.

(8)
The strategy seeks to provide exposure to volatility in U.S. equity markets by holding short futures positions on the S&P 500 VIX index, complemented by an option overlay. This overlay consists of written put and call options, as well as purchased call options on VIX futures.

(9)	The strategy seeks to capture the volatility risk premium in 5-Year treasury futures. The strategy consists of written options and a position in the underlying futures.
(10)
The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the NASDAQ Index, combined with a futures position in the underlying index.

(11)	The strategy seeks to capture the volatility risk premium in 10-Year treasury futures. The strategy consists of written options and a position in the underlying futures.
(12)
The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the S&P 500 Index, combined with a futures position in the underlying index.

Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index for All Urban Consumers (Not Seasonally Adjusted)
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
TRLEF	Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah

ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar

USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2026 were $22,728,094 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into total return swaps to enhance total return.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

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July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2026, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26, 6/25/26	3,021	$30,211,329	$21,671,357
Total Convertible Preferred Stocks			$30,211,329	$21,671,357
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Participating Units	1/2/18	10,000	$6,658,283	$39,598,553
Mt. Logan Re Ltd., Series 17, Participating Units	1/26/21	860	572,931	3,360,740
Mt. Logan Re Ltd., Series 19, Participating Units	2/6/24	7,464	7,463,900	17,763,930
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	49,640,000
Total Insurance Linked Securities			$48,695,114	$110,363,223
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,224,000	$8,104,000	$8,243,614
Total Preferred Stocks			$8,104,000	$8,243,614
Total Restricted Securities			$87,010,443	$140,278,194
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in in funds that may be deemed to be affiliated was $885,770,468, which represents 5.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class (1)	$279,205,233	$8,032,691,861	$(7,426,126,626)	$ —	$ —	$885,770,468	$28,488,726	885,770,468

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Opportunities Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$895,650,989	$ —	$895,650,989
Closed-End Funds	7,417,279	—	—	7,417,279
Collateralized Mortgage Obligations	—	5,705,292,144	—	5,705,292,144
Commercial Mortgage-Backed Securities	—	1,098,956,279	—	1,098,956,279
Common Stocks	18,002,991	118,613,260 *	—	136,616,251
Convertible Bonds	—	303,141,846	—	303,141,846
Convertible Preferred Stocks	8,287,846	—	21,671,357	29,959,203
Corporate Bonds	—	886,263,071	—	886,263,071
Foreign Corporate Bonds	—	839,380,191	0	839,380,191
Government National Mortgage Association Participation Agreements	—	200,561,870	—	200,561,870
Insurance Linked Securities	—	—	565,732,867	565,732,867
Preferred Stocks	14,835,524	10,082,814	—	24,918,338
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	121,653,844	28,489,792	150,143,636
Sovereign Government Bonds	—	2,090,974,392	—	2,090,974,392
U.S. Government Agency Commercial Mortgage-Backed Securities	—	11,714,978	—	11,714,978
U.S. Government Agency Mortgage-Backed Securities	—	3,823,842,347	—	3,823,842,347
U.S. Government Guaranteed Small Business Administration Loans	—	5,207,990	—	5,207,990
Short-Term Investments:
Affiliated Fund	885,770,468	—	—	885,770,468
Sovereign Government Securities	—	69,714,188	—	69,714,188
U.S. Treasury Obligations	—	115,323,796	—	115,323,796
Purchased Currency Options	—	402,473	—	402,473
Purchased Interest Rate Swaptions	—	1,039,601	—	1,039,601
Purchased Put Options	721,470	—	—	721,470
Total Investments	$935,035,578	$16,297,816,073	$615,894,016	$17,848,745,667
Forward Foreign Currency Exchange Contracts	$ —	$17,124,802	$ —	$17,124,802
Forward Volatility Agreements	—	31,365	—	31,365
Futures Contracts	27,506,519	50,800	—	27,557,319
Swap Contracts	—	16,592,470	—	16,592,470
Total	$962,542,097	$16,331,615,510	$615,894,016	$17,910,051,623
Liability Description
Written Currency Options	$ —	$(599,764)	$ —	$(599,764)
Forward Foreign Currency Exchange Contracts	—	(71,970,027)	—	(71,970,027)
Non-Deliverable Bond Forward Contracts	—	(330,379)	—	(330,379)
Futures Contracts	(15,061,457)	—	—	(15,061,457)
Swap Contracts	—	(24,336,403)	—	(24,336,403)
Total	$(15,061,457)	$(97,236,573)	$ —	$(112,298,030)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Convertible Preferred Stocks	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Senior Floating-Rate Loans	Total
Balance as of October 31, 2025	$ —	$0	$201,424,147	$153,735	$—	$201,577,882
Realized gains (losses)	—	—	115,452	(4,864)	2,588	113,176
Change in net unrealized appreciation (depreciation)	(8,539,972)	—	34,923,507	2,782	272,724	26,659,041
Cost of purchases	30,211,329	22,372	370,695,756	—	28,234,907	429,164,364
Proceeds from sales, including return of capital	—	(22,372)	(74,561,295)	(153,663)	(76,525)	(74,813,855)
Accrued discount (premium)	—	—	—	2,010	56,098	58,108
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—
Balance as of July 31, 2026	$21,671,357	$0	$532,597,567	$ —	$28,489,792	$582,758,716
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2026	$(8,539,972)	$0	$37,363,567	$ —	$272,723	$29,096,318

*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2026:
Type of Investment	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Convertible Preferred Stocks	$21,671,357	Hybrid bond and option-pricing model	Liquidity Discount Percentage	20%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

*
Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Investment Valuation - Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.
Forward Volatility Agreements - Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.